PROSPECTUS

                                   May 1, 1999

                               JNL(R) SERIES TRUST
                 5901 Executive Drive o Lansing, Michigan 48911

This Prospectus provides you with the basic information you should know before investing in the JNL Series Trust (Trust).

The shares of the Trust are sold to life insurance company separate accounts to fund the benefits of variable annuity contracts. The Trust currently offers shares in the following separate Series, each with its own investment objective.

JNL/Alliance Growth Series
JNL/J.P. Morgan Enhanced S&P 500 Index Series
JNL/J.P. Morgan International & Emerging Markets Series
JNL/Janus Aggressive Growth Series
JNL/Janus Global Equities Series
JNL/PIMCO Total Return Bond Series
JNL/Putnam Growth Series
JNL/Putnam Value Equity Series
JNL/S&P Conservative Growth Series
JNL/S&P Moderate Growth Series
JNL/S&P Aggressive Growth Series
Goldman Sachs/JNL Growth & Income Series
Lazard/JNL Mid Cap Value Series
Lazard/JNL Small Cap Value Series
PPM America/JNL Money Market Series
Salomon Brothers/JNL Balanced Series
Salomon Brothers/JNL Global Bond Series
Salomon Brothers/JNL High Yield Bond Series
T. Rowe Price/JNL International Equity Investment Series
T. Rowe Price/JNL Mid-Cap Growth Series

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SECURITIES, OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

The Trust's Statement of Additional Information (SAI) contains additional information about the Trust and the Series.

                                 ---------------

                                TABLE OF CONTENTS


About the Series of the Trust .............................................    1

Management of the Trust ...................................................   52

Administrative Fee ........................................................   54

Investment in Trust Shares ................................................   54

Share Redemption ..........................................................   54

Tax Status ................................................................   55

Financial Highlights ......................................................   56

                          ABOUT THE SERIES OF THE TRUST

JNL/ALLIANCE GROWTH SERIES

INVESTMENT OBJECTIVE. The investment objective of the JNL/Alliance Growth Series is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Series seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks or securities with common stock characteristics, which include securities convertible into or exchangeable for common stock. The Series invests primarily in high-quality U.S. companies, generally those of large market capitalization. The Series may invest a portion of its assets in foreign securities. The potential for appreciation of capital is the basis for investment decisions. Whatever income the Series' investments generate is incidental to the objective of capital growth.

PRINCIPAL RISKS OF INVESTING IN THE SERIES. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

         o Market risk. Because the Series invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

         o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

PERFORMANCE. The performance of the Series will vary from year to year. The Series' performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract. Those charges, which are described in the variable annuity prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Performance for the Series has not been included because the Series had not been in operation for a full fiscal year as of December 31, 1998.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE SERIES. The JNL/Alliance Growth Series seeks to achieve its investment objective of long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics that the sub-adviser believes have the potential for capital appreciation. In selecting equity securities, the sub-adviser considers a variety of factors, such as an issuer's current and projected revenue, earnings, cash flow and assets, as well as general market conditions. Because the Series holds securities selected for growth potential rather than protection of income, the value of the Series' portfolio may be more volatile in response to market changes than it would be if the Series held income-producing securities.

The Series may use derivative instruments, such as futures contracts, options and forward currency contracts, for hedging and risk management. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency markets.

The Series may take a temporary, defensive position by investing a substantial portion of its assets in U.S. government securities, cash, cash equivalents and repurchase agreements. Taking a defensive position may reduce the potential for appreciation in the Series' portfolio. The Series may actively trade securities in seeking to achieve its objective. Doing so may increase transaction costs, which may reduce performance.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Alliance Growth Series is Alliance Capital Management L.P. (Alliance), with principal offices at 1345 Avenue of the Americas, New York, New York 10105. Alliance is a major international investment manager whose clients primarily are major corporate employee benefit funds, investment companies, foundations, endowment funds and public employee retirement systems.

James G. Reilly, Senior Vice President of Alliance, and Syed Hasnain, Senior Vice President and Large Cap Growth Portfolio Manager of Alliance, share the responsibility for the day-to-day management of the Series. Mr. Reilly joined Alliance in 1984. Mr. Hasnain joined Alliance in 1993. Mr. Reilly has had responsibility for the day-to-day management of the Series since the inception of the Series. Mr. Hasnain has shared responsibility for the day-to-day management of the Series since January 1999.

JNL/J.P. MORGAN ENHANCED S&P 500 INDEX SERIES

INVESTMENT OBJECTIVE. The investment objective of the JNL/J.P. Morgan Enhanced S&P 500 Index Series is to provide high total return from a broadly diversified portfolio of equity securities.

PRINCIPAL INVESTMENT STRATEGIES. The Series seeks to achieve its objective by investing primarily in a diversified portfolio of large- and medium-capitalization U.S. companies. The Series owns a large number of stocks within the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), generally tracking the industry weighting of that Index. Within each industry, the Series modestly overweights stocks that the sub-adviser regards as undervalued or fairly valued and modestly underweights or does not hold stocks that the sub-adviser determines are overvalued. By so doing, the Series seeks returns that slightly exceed those of the S&P 500 Index over the long term with virtually the same level of volatility. The Series' foreign investments generally reflect the weightings of foreign securities in the S&P 500 Index.

PRINCIPAL RISKS OF INVESTING IN THE SERIES. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

         o Market risk. Because the Series invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

PERFORMANCE. The performance of the Series will vary from year to year. The Series' performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract. Those charges, which are described in the variable annuity prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Performance for the Series has not been included because the Series had not commenced operations as of the date of this prospectus.

ADDITIONAL  INFORMATION  ABOUT  THE  PRINCIPAL  INVESTMENT   STRATEGIES,   OTHER
INVESTMENTS AND RISKS OF THE SERIES. In managing the JNL/J.P. Morgan Enhanced S&P 500 Index Series, the sub-adviser generally employs a three-step process:

         (i) based on its in-house research, the sub-adviser takes an in-depth look at company prospects over a relatively long period, often as much as five years, rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

         (ii) the research findings allow the sub-adviser to rank the companies in each industry group according to their relative value. These valuation rankings are produced with the help of models that quantify the research team's findings.

         (iii) the sub-adviser buys and sells stocks for the Series according to the policies of the Series based on the sub-adviser's research and valuation rankings.

In general, the sub-adviser buys stocks that it identifies as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the Series' sub-adviser may consider other criteria, such as: catalysts that could trigger a rise in a stock's price; high potential reward compared to potential risk; and temporary mispricings caused by market overreactions. Under normal market conditions, the Series holds approximately 300 stocks and limits each stock's weight in the portfolio to be within +/- 1.0% of its weight in the S&P 500 Index.

The Series may invest up to 100% of its assets in investment-grade, short-term fixed-income securities during severe market downturns. Doing so may reduce the potential for appreciation in the Series' portfolio. The Series generally avoids short-term trading, except to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity.
Active trading may increase transaction costs, which may reduce performance.

The Series may use derivative instruments, such as futures contracts, options, forward currency contracts and swaps, for hedging and risk management, i.e., to establish or adjust exposure to the equities market. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency markets.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/J.P. Morgan Enhanced S&P 500 Index Series is J.P. Morgan Investment Management Inc. (J.P. Morgan), with principal offices at 522 Fifth Avenue, New York, New York 10036. J.P. Morgan and its affiliates offer a wide range of services to governmental, institutional, corporate and individual customers and act as investment adviser to individual and institutional customers.

James C. Wiess, Vice President of J.P. Morgan, and Bernard Kroll, Vice President of J.P. Morgan, share the responsibility for the day-to-day management of the Series. Mr. Wiess has been at J.P. Morgan since 1992, Mr. Kroll since August of 1996. Prior to August of 1996, Mr. Kroll was an equity derivatives specialist at Goldman Sachs & Co., founded his own options broker-dealer and managed several derivatives businesses at Kidder, Peabody & Co. Mr. Wiess and Mr. Kroll have had primary responsibility for the day-to-day management of the Series since the inception of the Series.

JNL/J.P. MORGAN INTERNATIONAL & EMERGING MARKETS SERIES

INVESTMENT OBJECTIVE. The investment objective of the JNL/J.P. Morgan International & Emerging Markets Series is to provide high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets.

PRINCIPAL INVESTMENT STRATEGIES. The Series seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks of non-U.S. companies in developed markets. The Series also invests in the equity securities of companies in developing countries or "emerging markets." The Series focuses its emerging market investments in those countries which the sub-adviser believes have strongly developing economies and in which the markets are becoming more sophisticated.

PRINCIPAL RISKS OF INVESTING IN THE SERIES. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

         o Market risk. Because the Series invests in stocks of foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

         o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities.

         o Emerging markets risk. The Series may invest a portion of its assets in securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

         o Currency risk. The value of the Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

PERFORMANCE. The performance of the Series will vary from year to year. The Series' performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract. Those charges, which are described in the variable annuity prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Performance for the Series has not been included because the Series had not been in operation for a full fiscal year as of December 31, 1998.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE SERIES. The JNL/J.P. Morgan International & Emerging Markets Series seeks to achieve its investment objective primarily through its stock selection process. Using a variety of quantitative valuation techniques and based on in-house research, the sub-adviser ranks issuers within each industry group according to their relative value. The sub-adviser makes investment decisions using the research and valuation ranking, as well as its assessment of other factors, including: catalysts that could trigger a change in a stock's price; potential reward compared to potential risk, and temporary mispricings caused by market overreactions. The Series' country allocation and industrial sector weightings result primarily from its stock selection decisions and may vary significantly from the MSCI All Country World Index Free (ex-U.S.), the Series' benchmark.

The sub-adviser considers "emerging markets" to be any country generally considered to be an emerging or developing country by the World Bank, the International Finance Corporation or the United Nations or its authorities. An issuer in an emerging market is one that: (i) has its principal securities trading market in an emerging market country; (ii) is organized under the laws of an emerging market; (iii) derives 50% or more of its total revenue from either goods produced, sales made or services performed in emerging markets; or
(iv) has at least 50% of its assets located in emerging markets.

Under  normal  market  conditions,   the  Series  may  invest  in  money  market
instruments to invest temporary cash balances or to maintain liquidity to meet redemptions. The Series may also invest in money market instruments as a temporary defensive measure when, in the sub-adviser's view, market conditions are, or are anticipated to be, adverse. Doing so may reduce the potential for appreciation in the Series' portfolio.

The sub-adviser manages the Series actively in pursuit of its investment objective. Active trading may increase transaction costs, which may reduce performance.

The Series may use derivative instruments, such as futures contracts, options and forward currency contracts, for hedging and risk management. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets.

The Series may invest in when-issued and delayed delivery securities. Actual payment for and delivery of such securities does not take place until some time in the future, i.e., beyond normal settlement. The purchase of these securities will result in a loss if their value declines prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/J.P. Morgan International & Emerging Markets Series is J.P. Morgan Investment Management Inc. (J.P. Morgan), with principal offices at 522 Fifth Avenue, New York, New York 10036. J.P. Morgan and its affiliates offer a wide range of services to governmental, institutional, corporate and individual customers and act as investment adviser to individual and institutional customers.

The Series has a portfolio management team that is responsible for the day-to-day management of the Series. The portfolio management team is led by Paul A. Quinsee, Managing Director of J.P. Morgan, Andrew C. Cormie, Vice President of J.P. Morgan, and Nigel F. Emmett, Vice President of J.P. Morgan. Mr. Quinsee has been at J.P. Morgan since 1992 and has been on the portfolio management team since the inception of the Series. Mr. Cormie has been an international equity portfolio manager since 1997 and employed by J.P. Morgan since 1984. Mr. Emmett joined J.P. Morgan in August 1997; prior to that, he was an assistant manager at Brown Brothers Harriman and Co. and a portfolio manager at Gartmore Investment Management. Mr. Cormie and Mr. Emmett have been on the portfolio management team for the Series since the inception of the Series.

JNL/JANUS AGGRESSIVE GROWTH SERIES

INVESTMENT OBJECTIVE. The investment objective of the JNL/Janus Aggressive Growth Series is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Series seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks of U.S. and foreign companies selected for their growth potential. The Series may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Series may invest to a lesser degree in other types of securities, including preferred stock, warrants, convertible securities and debt securities.

PRINCIPAL RISKS OF INVESTING IN THE SERIES. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

         o Market risk. Because the Series invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

              For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Series, will fall. A broad-based market drop may also cause a bond's price to fall.

         o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities.

         o Currency risk. The value of the Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

PERFORMANCE. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns since these shares were first offered and shows how performance has varied from year to year. The table shows the Series' average annual returns and compares them to the market indicators listed. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable annuity contract. Those charges, which are described in the variable annuity prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Year-By-Year Returns as of December 31

18.95%            12.67%            57.66%

[Insert Chart]

1996              1997              1998

In the periods shown in the chart, the Series' highest quarterly return was 29.79% (4th quarter of 1998) and its lowest quarterly return was -6.56% (3rd quarter of 1998).

Average Annual Total Returns as of December 31, 1998
                                                      1 year     Life of Series*
                                                      ------     ---------------

JNL/Janus Aggressive Growth Series ...............    57.66%              30.36%
S&P 500 Index ....................................    28.58%              28.63%


The S&P 500 Index is a broad-based, unmanaged index.

*  The Series began operations on May 15, 1995.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE SERIES. The JNL/Janus Aggressive Growth Series invests primarily in common stocks when the sub-adviser believes that the relevant market environment favors profitable investing in those securities. The sub-adviser seeks to identify individual companies with earnings growth potential that may not be recognized by the market. The sub-adviser selects securities for their capital growth potential; investment income is not a consideration. When the sub-adviser believes that market conditions are not favorable for profitable investing or when the sub-adviser is otherwise unable to locate favorable investment opportunities, the Series may hedge its investments to a greater degree and/or increase its position in cash or similar investments. Doing so may reduce the potential for appreciation in the Series' portfolio.

The Series may invest in "special situations" from time to time. A special situation arises when, in the opinion of the sub-adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. The impact of this strategy on the Series will depend on the Series' size and the extent of its holdings of special situation issuers relative to total net assets.

The Series may use derivative instruments, such as futures contracts, options, and forward currency contracts, for hedging or as a means of enhancing return. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets.

The Series may invest in high-yield, high-risk, fixed-income securities, commonly known as "junk bonds." These are corporate debt securities rated BBB or lower by S&P or Baa or lower by Moody's, or unrated securities deemed by the sub-adviser to be on comparable quality. Lower-rated securities generally involve a higher risk of default than higher-rated ones.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Janus Aggressive Growth Series is Janus Capital Corporation (Janus Capital), with principal offices at 100 Fillmore Street, Denver, Colorado 80206. Janus Capital provides investment advisory services to mutual funds and other institutional accounts.

Warren B. Lammert, Portfolio Manager of Janus Capital, is responsible for the day-to-day management of the Series. Mr. Lammert joined Janus Capital in 1987. He holds a Bachelor of Arts in Economics from Yale University and a Master of Science in Economic History from the London School of Economics. He is a Chartered Financial Analyst. Mr. Lammert has had responsibility for the day-to-day management of the Series since the inception of the Series.

JNL/JANUS GLOBAL EQUITIES SERIES

INVESTMENT OBJECTIVE. The investment objective of the JNL/Janus Global Equities Series is long-term growth of capital in a manner consistent with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Series seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks of foreign and domestic issuers. The Series may invest to a lesser degree in other types of securities, including preferred stock, warrants, convertible securities, and debt securities, such as corporate bonds. The Series can invest on a worldwide basis in companies and other organizations of any size, regardless of country of organization or place of principal business activity, as well as domestic and foreign governments, government agencies and other governmental entities. The Series normally invests in securities of issuers from at least five different countries, including the United States, although it may invest in fewer than five countries.

PRINCIPAL RISKS OF INVESTING IN THE SERIES. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

               For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Series, will fall. A broad-based market drop may also cause a bond's price to fall.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities. To the extent that the Series invests in bonds issued by a foreign government, the Series may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

          o Currency risk. The value of the Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

PERFORMANCE. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns since these shares were first offered and shows how performance has varied from year to year. The table shows the Series' average annual returns and compares them to the market indicators listed. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable annuity contract. Those charges, which are described in the variable annuity prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Year-By-Year Returns as of December 31

31.36%            19.12%            26.87%

[Insert Chart]

1996              1997              1998

In the periods shown in the chart, the Series' highest quarterly return was 20.52% (4th quarter of 1998) and its lowest quarterly return was -16.93% (3rd quarter of 1998).

Average Annual Total Returns as of December 31, 1998
                                                      1 year     Life of Series*
                                                      ------     ---------------

JNL/Janus Global Equities Series ...................  26.87%              29.59%
Morgan Stanley Capital International World Index ...  22.78%              16.53%


The Morgan Stanley Capital International World Index is a broad-based, unmanaged index.

*  The Series began operations on May 15, 1995.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE SERIES. The JNL/Janus Global Equities Series invests primarily in common stocks of foreign and domestic companies and, to a lesser degree, other types of securities, such as bonds and other debt securities. The sub-adviser seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The sub-adviser selects securities for their capital growth potential; investment income is not a consideration. When the sub-adviser believes that market conditions are not favorable for profitable investing or when the sub-adviser is otherwise unable to locate favorable investment opportunities, the Series may hedge its investments to a greater degree and/or increase its position in cash or similar investments. Doing so may reduce the potential for appreciation in the Series' portfolio.

The Series may invest in "special situations" from time to time. A special situation arises when, in the opinion of the sub-adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. The impact of this strategy on the Series will depend on the Series' size and the extent of its holdings of special situation issuers relative to total net assets.

The Series may use derivative instruments, such as futures contracts, options, and forward currency contracts, for hedging or as a means of enhancing return. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets.

The Series may invest in high-yield, high-risk fixed-income securities, commonly known as "junk bonds." These are corporate debt securities rated BBB or lower by S&P or Baa or lower by Moody's, or unrated securities deemed by the sub-adviser to be of comparable quality. Lower-rated securities generally involve a higher risk of default, and may fluctuate more in value than higher-rated securities.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Janus Global Equities Series is Janus Capital Corporation (Janus Capital), with principal offices at 100 Fillmore Street, Denver, Colorado 80206. Janus Capital provides investment advisory services to mutual funds and other institutional accounts.

Helen Young Hayes, Portfolio Manager of Janus Capital, is responsible for the day-to-day management of the Series. Ms. Hayes joined Janus Capital in 1987. She holds a Bachelor of Arts in Economics from Yale University and is a Chartered Financial Analyst. Ms. Hayes has had responsibility for the day-to-day management of the Series since the inception of the Series.

JNL/PIMCO TOTAL RETURN BOND SERIES

INVESTMENT OBJECTIVE. The investment objective of the JNL/PIMCO Total Return Bond Series is to realize maximum total return, consistent with the preservation of capital and prudent investment management.

PRINCIPAL INVESTMENT STRATEGIES. The Series attempts to achieve its objective by investing primarily in a diversified portfolio of investment-grade fixed-income securities of U.S. and foreign issuers such as government, corporate, mortgage-and other asset-backed securities and cash equivalents.

The average duration of the Series typically ranges between three and six years, although the maturities of the securities it holds may vary. The Series' foreign investments will primarily be in securities of issuers based in developed countries, although it may invest in securities of issuers in emerging market countries. A significant portion of the Series' foreign holdings may be denominated in foreign currencies. The Series may buy and sell foreign currency and foreign currency contracts, and invest in options, futures contracts, swap agreements, and other indexed instruments. The Series may enter into a series of purchase or sale contracts or use other investment techniques to obtain market exposure or to hedge against changes in foreign currency exchange rates, interest rates or securities prices.

PRINCIPAL RISKS OF INVESTING IN THE SERIES. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests in securities of U.S. and foreign issuers, it is subject to market risk. For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Series, will fall. A broad-based market drop may also cause a bond's price to fall.

          o Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities. To the extent that the Series invests in bonds issued by a foreign government, the Series may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

          o Currency risk. The value of the Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

          o Derivatives risk. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Series depending on the nature and extent of the derivatives in the Series' portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with prices movements in the rest of the portfolio.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

PERFORMANCE. The performance of the Series will vary from year to year. The Series' performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract. Those charges, which are described in the variable annuity prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Performance for the Series has not been included because the Series had not been in operation for a full fiscal year as of December 31, 1998.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE SERIES. The Series seeks to consistently add value relative to the Lehman Brothers Aggregate Bond Index, while keeping risk equal to or less than that index. In managing the Series, the sub-adviser generally makes investment decisions based on its view of longer-term (three- to five-year) trends and non-economic factors that may affect interest rates, while seeking to maintain a portfolio duration that approximates that of the Lehman Brothers Aggregate Bond Index.

The Series may invest in a wide variety of taxable fixed-income securities, including convertible securities, fixed- and floating-rate loans and loan participations. The Series may also invest in repurchase agreements, reverse repurchase agreements, and dollar rolls. The Series may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements. The Series may invest all of its assets in mortgage- or other asset-backed securities, zero coupon bonds or strips.

The Series may invest in when-issued and delayed delivery securities. Actual payment for and delivery of such securities does not take place until some time in the future, i.e., beyond normal settlement. The purchase of these securities will result in a loss if their value declines prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement.

The Series may invest in high-yeild, high-risk, fixed-income securities, commonly known as "junk bonds." These are corporate debt securities rated BBB or lower by S&P or Baa or lower by Moody's, or unrated securities deemed by the sub-adviser to be on comparable quality. Lower-rated securities generally involve a higher risk of default than higher-rated ones.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/PIMCO Total Return Bond Series is Pacific Investment Management Company (PIMCO), located at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. PIMCO is an investment counseling firm founded in 1971.

William H. Gross, Managing Director of PIMCO, is responsible for the day-to-day management of the Series. A Fixed Income Portfolio Manager, Mr. Gross is one of the founders of PIMCO. Mr. Gross has had responsibility for the day-to-day management of the Series since the inception of the Series.

JNL/PUTNAM GROWTH SERIES

INVESTMENT OBJECTIVE. The investment objective of the JNL/Putnam Growth Series is long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES. The Series seeks to achieve its objective by investing primarily in a diversified portfolio of common stock of domestic, large-capitalization companies. However, the Series may also invest in preferred stocks, bonds, convertible preferred stock and convertible debentures if the sub-adviser believes that they offer the potential for capital appreciation. The Series may invest a portion of its assets in foreign securities.

PRINCIPAL RISKS OF INVESTING IN THE SERIES. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

               For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Series, will fall. A broad-based market drop may also cause a bond's price to fall.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities.

          o Currency risk. The value of the Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

PERFORMANCE. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns since these shares were first offered and shows how performance has varied from year to year. The table shows the Series' average annual returns and compares them to the market indicators listed. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable annuity contract. Those charges, which are described in the variable annuity prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Year-By-Year Returns as of December 31

26.81%            21.88%            34.93%

[Insert Chart]

1996              1997              1998

In the periods shown in the chart, the Series' highest quarterly return was 24.99% (4th quarter of 1998) and its lowest quarterly return was -12.00% (3rd quarter of 1998).

Average Annual Total Returns as of December 31, 1998
                                                      1 year     Life of Series*
                                                      ------     ---------------

JNL/Putnam Growth Series .....................        34.93%              30.82%
S&P 500 Index ................................        28.58%              28.63%


The S&P 500 Index is a broad-based, unmanaged index.

* The Series began operations on May 15, 1995. Prior to May 1, 1997, the Series was managed by Phoenix Investment Counsel, Inc.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE SERIES. The JNL/Putnam Growth Series invests primarily in the equity securities of domestic, large capitalization companies. However, the Series may invest any amount or proportion of its assets in any class or type of security believed by the sub-adviser to offer potential for capital appreciation over both the intermediate and long term.

The Series may use derivative instruments, such as financial futures contracts and options, for hedging and risk management. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets.

For temporary, defensive purposes, when the sub-adviser believes other types of investments are advantageous on the basis both of risk and protection of capital values, the Series may invest in fixed-income securities with or without warrants or conversion features and may retain cash, or invest up to all of its assets in cash equivalents. Taking a defensive position may reduce the potential for appreciation of the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Putnam Growth Series is Putnam Investment Management, Inc. (Putnam), located at One Post Office Square, Boston, Massachusetts 02109. Putnam has been managing mutual funds since 1937.

C. Beth Cotner has responsibility for the day-to-day management of the Series. Ms. Cotner, Senior Vice President, has been employed as a Senior Portfolio Manager by Putnam since September 1995. Prior to that, Ms. Cotner was Executive Vice President of Kemper Financial Services. Ms. Cotner has had responsibility for the day-to-day management of the Series since May 1, 1997.

JNL/PUTNAM VALUE EQUITY SERIES

INVESTMENT OBJECTIVE. The investment objective of the JNL/Putnam Value Equity Series is capital growth, with income as a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES. The Series seeks to achieve its objectives by investing primarily in a diversified portfolio of equity securities of domestic, large-capitalization companies. For this purpose, equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants. The Series considers a large-capitalization company to be one that, at the time its securities are acquired by the Series, has a market capitalization of $2 billion or greater.

PRINCIPAL RISKS OF INVESTING IN THE SERIES. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests in the equity securities of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities.

          o Currency risk. The value of the Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

PERFORMANCE. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns since these shares were first offered and shows how performance has varied from year to year. The table shows the Series' average annual returns and compares them to the market indicators listed. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable annuity contract. Those charges, which are described in the variable annuity prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Year-By-Year Returns as of December 31

24.33%            21.82%            12.48%

[Insert Chart]

1996              1997              1998

In the periods shown in the chart, the Series' highest quarterly return was 16.64% (4th quarter of 1998) and its lowest quarterly return was -11.03% (3rd quarter of 1998).

Average Annual Total Returns as of December 31, 1998
                                                      1 year     Life of Series*
                                                      ------     ---------------

JNL/Putnam Value Equity Series ...................    12.48%              22.46%
S&P 500 Index ....................................    28.58%              28.63%


The S&P 500 Index is a broad-based, unmanaged index.

* The Series began operations on May 15, 1995. Prior to May 1, 1997, the Series was managed by PPM America, Inc.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE SERIES. The JNL/Putnam Value Equity Series invests primarily in equity securities of domestic, large-capitalization companies. The sub-adviser typically selects companies whose stocks have distinctly above-average dividend yields and market prices that it believes are undervalued relative to the normal earning power of the company. Under this approach, the sub-adviser seeks to identify investments where current investor enthusiasm is low, as reflected in their valuations. The sub-adviser typically reduces the Series' exposure to a company when its stock price approaches, in the sub-adviser's judgment, fair valuation.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Putnam Value Equity Series is Putnam Investment Management, Inc. (Putnam), located at One Post Office Square, Boston, Massachusetts 02109. Putnam has been managing mutual funds since 1937.

Anthony I. Kreisel a Managing Director of Putnam, has responsibility for the day-to-day management of the Series. Mr. Kreisel has been an investment professional at Putnam since 1986. Mr. Kreisel has had responsibility for the day-to-day management of the Series since May 1, 1997.

JNL/S&P CONSERVATIVE GROWTH SERIES

INVESTMENT OBJECTIVE. The investment objective of the JNL/S&P Conservative Growth Series is capital growth and current income.

PRINCIPAL INVESTMENT STRATEGIES. The Series seeks to achieve its objective by investing in a diversified group of other Series of the Trust (Underlying Series). The Underlying Series in which the JNL/S&P Conservative Growth Series may invest are the JNL/Alliance Growth Series, JNL/J.P. Morgan Enhanced S&P 500 Index Series, JNL/J.P. Morgan International & Emerging Markets Series, JNL/Janus Aggressive Growth Series, JNL/Janus Global Equities Series, JNL/PIMCO Total Return Bond Series, JNL/Putnam Growth Series, JNL/Putnam Value Equity Series, Goldman Sachs/JNL Growth & Income Series, Lazard/JNL Small Cap Value Series, Lazard/JNL Mid Cap Value Series, PPM America/JNL Money Market Series, Salomon Brothers/JNL Balanced Series, Salomon Brothers/JNL Global Bond Series, Salomon Brothers/JNL High Yield Bond Series, T. Rowe Price/JNL International Equity Investment Series, and T. Rowe Price/JNL Mid-Cap Growth Series.

The Series seeks to achieve capital growth through its investments in Underlying Series that invest primarily in equity securities. These investments may include Underlying Series that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Series seeks to achieve current income through its investments in Underlying Series that invest primarily in fixed-income securities. These investments may include Underlying Series that invest exclusively in bonds of U.S. corporate and government issuers and Underlying Series that invest exclusively in investment-grade securities.

Under normal circumstances, the Series allocates approximately 50% to 75% of its assets to Underlying Series that invest primarily in equity securities, 15% to 50% to Underlying Series that invest primarily in fixed-income securities and 0% to 20% to Underlying Securities that invest primarily in money market funds. Within these asset classes, the Series remains flexible with respect to the percentage it will allocate among particular Underlying Series.

PRINCIPAL RISKS OF INVESTING IN THE SERIES. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. Since the Series concentrates its investments in shares of the Underlying Series, its performance is directly related to the ability of the Underlying Series to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Series. Accordingly, a variety of factors may influence its performance, such as:

          o Market risk. Because the Series invests indirectly in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

               For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Series, will fall. A broad-based market drop may also cause a bond's price to fall.

          o Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Owning foreign securities could cause an Underlying Series' performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Series invests in bonds issued by a foreign government, that Series may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

          o Emerging markets risk. The Series may invest a portion of its assets in one or more Underlying Series that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

          o Currency risk. The value of an Underlying Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

          o Non-diversification. The Series is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that more than 5%, but not more than 25%, of its total assets may be invested in securities of any one issuer. Thus, the Series may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Series is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Series' total return and share price.

Because the Series invests exclusively in other series of the Trust, you should look elsewhere in this prospectus for the particular information about those series. As a shareholder of an Underlying Series, the Series will bear its pro rata share of the expenses of that Underlying Series, which could result in duplication of certain fees, including management and administration fees.

PERFORMANCE. The performance of the Series will vary from year to year. The Series' performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract. Those charges, which are described in the variable annuity prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Performance for the Series has not been included because the Series had not commenced operations as of the date of this prospectus.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE SERIES. The JNL/S&P Conservative Growth Series may invest up to 100% of its assets in cash or cash equivalents when the sub-adviser believes that a temporary defensive position is desirable. Doing so may reduce the potential for appreciation of the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/S&P Conservative Growth Series is Standard & Poor's Investment Advisory Services, Inc. (SPIAS), located at 25 Broadway, New York, New York 10004. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by Standard & Poor's Ratings Services in connection with its ratings business, except to the extent such information is made available by Standard & Poor's Ratings Services to the general public.

David M. Blitzer and Joshua M. Harari, CFA, share the primary responsibility for the day-to-day management of the Series. Mr. Blitzer has been Vice President of SPIAS since 1995 and has been an economist with Standard & Poor's Equity Services Group (which operates independently of Standard & Poor's Ratings Services) since 1982. Mr. Blitzer has had responsibility for the day-to-day management of the Series since the inception of the Series. Mr. Harari has been a senior investment officer with the Quantitative Services department of Standard & Poor's Financial Information Services since 1998. Since joining Standard & Poor's in 1986, Mr. Harari served as an equity analyst and supervisor of industrial analysts with Standard & Poor's Equity Services Group. Mr. Harari has had responsibility for the day-to-day management of the Series since the inception of the Series.

JNL/S&P MODERATE GROWTH SERIES

INVESTMENT OBJECTIVE. The investment objective of the JNL/S&P Moderate Growth Series is capital growth. Current income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES. The Series seeks to achieve its objectives by investing in a diversified group of other Series of the Trust (Underlying Series). The Underlying Series in which the JNL/S&P Moderate Growth Series may invest are the JNL/Alliance Growth Series, JNL/J.P. Morgan Enhanced S&P 500 Index Series, JNL/J.P. Morgan International & Emerging Markets Series, JNL/Janus Aggressive Growth Series, JNL/Janus Global Equities Series, JNL/PIMCO Total Return Bond Series, JNL/Putnam Growth Series, JNL/Putnam Value Equity Series, Goldman Sachs/JNL Growth & Income Series, Lazard/JNL Small Cap Value Series, Lazard/JNL Mid Cap Value Series, PPM America/JNL Money Market Series, Salomon Brothers/JNL Balanced Series, Salomon Brothers/JNL Global Bond Series, Salomon Brothers/JNL High Yield Bond Series, T. Rowe Price/JNL International Equity Investment Series, and T. Rowe Price/JNL Mid-Cap Growth Series.

The Series seeks to achieve capital growth through its investments in Underlying Series that invest primarily in equity securities. These investments may include Series that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Series seeks to achieve current income through its investment in Underlying Series that invest primarily in fixed-income securities. These investments may include Underlying Series that invest exclusively in bonds of U.S. corporate and government issuers and Underlying Series that invest exclusively in investment-grade securities.

Under normal circumstances, the Series allocates approximately 60% to 80% of its assets to Underlying Series that invest primarily in equity securities and 20% to 40% to Underlying Series that invest primarily in fixed-income securities. Within these asset classes, the Series remains flexible with respect to the percentage it will allocate among particular Underlying Series.

PRINCIPAL RISKS OF INVESTING IN THE SERIES. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. Since the Series concentrates its investments in shares of the Underlying Series, its performance is directly related to the ability of the Underlying Series to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Series. Accordingly, a variety of factors may influence its performance, such as:

          o Market risk. Because the Series invests indirectly in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

               For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Series, will fall. A broad-based market drop may also cause a bond's price to fall.

          o Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Owning foreign securities could cause an Underlying Series' performance to fluctuate more than if it held only U.S. securities.

          o Emerging markets risk. The Series may invest a portion of its assets in one or more Underlying Series that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging market typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

          o Currency risk. The value of an Underlying Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

          o Non-diversification. The Series is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that more than 5%, but not more than 25%, of its total assets may be invested in securities of any one issuer. Thus, the Series may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Series is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Series' total return and share price.

Because the Series invests exclusively in other series of the Trust, you should look elsewhere in this prospectus for the particular information about those series. As a shareholder of an Underlying Series, the Series will bear its pro rata share of the expenses of that Underlying Series, which could result in duplication of certain fees, including management and administration fees.

PERFORMANCE. The performance of the Series will vary from year to year. The Series' performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract. Those charges, which are described in the variable annuity prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Performance for the Series has not been included because the Series had not commenced operations as of the date of this prospectus.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE SERIES. The JNL/S&P Moderate Growth Series may invest up to 100% of its assets in cash or cash equivalents when the sub-adviser believes that a temporary defensive position is desirable. Doing so may reduce the potential appreciation of the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/S&P Moderate Growth Series is Standard & Poor's Investment Advisory Services, Inc. (SPIAS), located at 25 Broadway, New York, New York 10004. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by Standard & Poor's Ratings Services in connection with its ratings business, except to the extent such information is made available by Standard & Poor's Ratings Services to the general public.

David M. Blitzer and Joshua M. Harari, CFA, share the primary responsibility for the day-to-day management of the Series. Mr. Blitzer has been Vice President of SPIAS since 1995 and has been an economist with Standard & Poor's Equity Services Group (which operates independently of Standard & Poor's Ratings Services) since 1982. Mr. Blitzer has had responsibility for the day-to-day management of the Series since the inception of the Series. Mr. Harari has been a senior investment officer with the Quantitative Services department of Standard & Poor's Financial Information Services since 1998. Since joining Standard & Poor's in 1986, Mr. Harari served as an equity analyst and supervisor of industrial analysts with Standard & Poor's Equity Services Group. Mr. Harari has had responsibility for the day-to-day management of the Series since the inception of the Series.

JNL/S&P AGGRESSIVE GROWTH SERIES

INVESTMENT OBJECTIVE. The investment objective of the JNL/S&P Aggressive Growth Series is capital growth. Current income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES. The Series seeks to achieve its objectives by investing in a diversified group of other Series of the Trust (Underlying Series). The Underlying Series in which the JNL/S&P Aggressive Growth Series may invest are the JNL/Alliance Growth Series, JNL/J.P. Morgan Enhanced S&P 500 Index Series, JNL/J.P. Morgan International & Emerging Markets Series, JNL/Janus Aggressive Growth Series, JNL/Janus Global Equities Series, JNL/PIMCO Total Return Bond Series, JNL/Putnam Growth Series, JNL/Putnam Value Equity Series, Goldman Sachs/JNL Growth & Income Series, Lazard/JNL Small Cap Value Series, Lazard/JNL Mid Cap Value Series, PPM America/JNL Money Market Series, Salomon Brothers/JNL Balanced Series, Salomon Brothers/JNL Global Bond Series, Salomon Brothers/JNL High Yield Bond Series, T. Rowe Price/JNL International Equity Investment Series, and T. Rowe Price/JNL Mid-Cap Growth Series.

The Series seeks to achieve capital growth through its investments in Underlying Series that invest primarily in equity securities. These investments may include Series that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Series seeks to achieve current income through its investment in Underlying Series that invest primarily in fixed-income securities. These investments may include Underlying Series that invest exclusively in bonds of U.S. corporate and government issuers and Underlying Series that invest exclusively in investment-grade securities.

Under normal circumstances, the Series allocates 75% to 100% of its assets to Underlying Series that invest primarily in equity securities and 0% to 25% to Underlying Series that invest primarily in fixed-income securities. Within these asset classes, the Series remains flexible with respect to the percentage it will allocate among particular Underlying Series.

PRINCIPAL RISKS OF INVESTING IN THE SERIES. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. Since the Series concentrates its investments in shares of the Underlying Series, its performance is directly related to the ability of the Underlying Series to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Series. Accordingly, a variety of factors may influence its performance, such as:

          o Market risk. Because the Series invests indirectly in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

               For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Series, will fall. A broad-based market drop may also cause a bond's price to fall.

          o Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Owning foreign securities could cause an Underlying Series' performance to fluctuate more than if it held only U.S. securities.

          o Emerging markets risk. The Series may invest a portion of its assets in one or more Underlying Series that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging market typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

          o Currency risk. The value of an Underlying Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

          o Non-diversification. The Series is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that more than 5%, but not more than 25%, of its total assets may be invested in securities of any one issuer. Thus, the Series may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Series is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Series' total return and share price.

Because the Series invests exclusively in other series of the Trust, you should look elsewhere in this prospectus for the particular information about those series. As a shareholder of an Underlying Series, the Series will bear its pro rata share of the expenses of that Underlying Series, which could result in duplication of certain fees, including management and administration fees.

PERFORMANCE. The performance of the Series will vary from year to year. The Series' performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract. Those charges, which are described in the variable annuity prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Performance for the Series has not been included because the Series had not commenced operations as of the date of this prospectus.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE SERIES. The JNL/S&P Aggressive Growth Series may invest up to 100% of its assets in cash or cash equivalents when the sub-adviser believes that a temporary defensive position is desirable. Doing so may reduce the potential for appreciation of the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/S&P Aggressive Growth Series is Standard & Poor's Investment Advisory Services, Inc. (SPIAS), located at 25 Broadway, New York, New York 10004. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by Standard & Poor's Ratings Services in connection with its ratings business, except to the extent such information is made available by Standard & Poor's Ratings Services to the general public.

David M. Blitzer and Joshua M. Harari, CFA, share the primary responsibility for the day-to-day management of the Series. Mr. Blitzer has been Vice President of SPIAS since 1995 and has been an economist with Standard & Poor's Equity Services Group (which operates independently of Standard & Poor's Ratings Services) since 1982. Mr. Blitzer has had responsibility for the day-to-day management of the Series since the inception of the Series. Mr. Harari has been a senior investment officer with the Quantitative Services department of Standard & Poor's Financial Information Services since 1998. Since joining Standard & Poor's in 1986, Mr. Harari served as an equity analyst and supervisor of industrial analysts with Standard & Poor's Equity Services Group. Mr. Harari has had responsibility for the day-to-day management of the Series since the inception of the Series.

GOLDMAN SACHS/JNL GROWTH & INCOME SERIES

INVESTMENT OBJECTIVE. The investment objectives of the Goldman Sachs/JNL Growth & Income Series are long-term growth of capital and growth of income.

PRINCIPAL INVESTMENT STRATEGIES. The Series seeks to achieve its objectives by investing primarily in a diversified portfolio of equity securities of domestic large-capitalization companies that the sub-adviser believes to have favorable prospects for capital appreciation and/or dividend-paying ability. The Series may also invest in fixed-income securities (typically of investment grade) that offer the potential to further the Series' investment objectives. The Series may invest in foreign securities, including securities of issuers in emerging markets and securities quoted in foreign currencies.

PRINCIPAL RISKS OF INVESTING IN THE SERIES. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

               For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Series, will fall. A broad-based market drop may also cause a bond's price to fall.

          o Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities. To the extent that the Series invests in bonds issued by a foreign government, the Series may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

          o Currency risk. The value of the Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

          o Emerging markets risk. The Series may invest a portion of its assets securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

          o Derivatives risk. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Series depending on the nature and extent of the derivatives in the Series' portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with prices movements in the rest of the portfolio.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

PERFORMANCE. The performance of the Series will vary from year to year. The Series' performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract. Those charges, which are described in the variable annuity prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Performance for the Series has not been included because the Series had not been in operation for a full fiscal year as of December 31, 1998.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE SERIES. The Goldman Sachs/JNL Growth & Income Series invests primarily in equity securities of companies which the sub-adviser believes are underpriced relative to a combination of such factors as the company's long-term earnings, growth rate, free cash flow and/or dividend paying ability.

The sub-adviser gives consideration to the business quality of the issuer. Factors affecting the sub-adviser's view of that quality include the competitiveness and degree of regulation in the markets in which the company operates, the existence of a management team with a record of success, the position of the company in the markets in which it operates, the level of the company's financial leverage and the sustainable return on capital invested in the business. The Series may also purchase securities of companies that have experienced difficulties and that, in the opinion of the sub-adviser, are available at attractive prices.

The sub-adviser uses firsthand fundamental research in choosing the Series' securities and applies macro analysis of numerous economic and valuation variables to anticipate changes in company earnings and the overall investment climate. The sub-adviser draws on the research and market expertise of its affiliates as well as information provided by other securities dealers. In general, the sub-adviser sells equity securities held by the Series when it believes that the market price fully reflects or exceeds the securities' fundamental valuation or when it identifies other, more attractive investments.

The Series may invest up to 10% of its total assets in debt securities which are unrated or rated in the lowest rating categories by S&P or Moody's. These lower-rated bonds are commonly referred to as junk bonds. Lower-rated securities generally involve a higher risk of default than higher-rated ones and a potentially greater risk of illiquidity.

The Series may use derivative instruments, such as futures contracts, options and forward currency contracts, for hedging or as a means of enhancing return. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets.

For temporary, defensive purposes, the Series may invest up to 100% of its assets in U.S. Government securities, repurchase agreements collateralized by U.S. Government securities, high-grade commercial paper, certificates of deposit, bankers' acceptances, repurchase agreements, non-convertible preferred stocks, non-convertible corporate bonds with a remaining maturity of less than one year, or subject to certain tax restrictions, foreign currencies. Taking a defensive position may reduce the potential for appreciation of the Series' portfolio or for growth of income.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the Goldman Sachs/JNL Growth & Income Series is Goldman Sachs Asset Management (GSAM), One New York Plaza, New York, New York 10004. GSAM is a separate operating division of Goldman, Sachs & Co., which registered as an investment adviser in 1981. The Goldman Sachs Group, L.P., which controls GSAM, announced that it will pursue an initial public offering of the firm in the late spring or early summer of 1999. Simultaneously with the offering, the Goldman Sachs Group, L.P. will merge into The Goldman Sachs Group, Inc. GSAM provides a wide range of fully discretionary investment advisory services including quantitatively driven and actively managed U.S. and international equity portfolios, U.S. and global fixed income portfolios, commodity and currency products, and money markets.

Paul D. Farrell, Managing Director of GSAM, and Karma Wilson, Vice President of GSAM, share the responsibility for the day-to-day management of the Goldman Sachs/JNL Growth & Income Series. Mr. Farrell joined GSAM in 1991. In 1998, he became responsible for managing GSAM's Value team. Ms. Wilson joined Goldman Sachs in 1994. Prior to 1994, she was an investment analyst with Bankers Trust Australia Ltd. Mr. Farrell has had responsibility for the day-to-day management of the Series since January 1999. Ms. Wilson has responsibility for the day-to-day management of the Series since September 1998.

LAZARD/JNL MID CAP VALUE SERIES

INVESTMENT OBJECTIVE. The investment objective of the Lazard/JNL Mid Cap Value Series is capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Series seeks to achieve its objective by investing primarily in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued based on their return on equity. The Russell Mid Cap Index is composed of selected common stocks of medium-size U.S. companies. The Series' equity holdings consist primarily of common stocks but may also include preferred stocks, securities convertible into or exchangeable for common stocks, rights and warrants, real estate investment trusts and American and Global Depositary Receipts.

PRINCIPAL RISKS OF INVESTING IN THE SERIES. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests primarily in equity securities of U.S. companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          o Non-diversification. The Series is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that more than 5%, but not more than 25%, of its total assets may be invested in securities of any one issuer. Thus, the Series may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Series is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Series' total return and share price.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

PERFORMANCE. The performance of the Series will vary from year to year. The Series' performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract. Those charges, which are described in the variable annuity prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future. Performance for the Series has not been included because the Series had not been in operation for a full fiscal year as of December 31, 1998.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE SERIES. The Lazard/JNL Mid Cap Value Series invests primarily in the equity securities of undervalued medium-size U.S. companies. To the extent its assets are not invested in such securities, the Series may invest in the equity securities of larger capitalization companies or investment grade fixed-income securities. In searching for undervalued medium capitalization stocks,  the  sub-adviser  uses a  stock-selection  process  based  primarily on analysis of historical financial data, with little emphasis placed on forecasting future earnings or events.

The sub-adviser does not automatically sell a security if its market capitalization grows or falls outside the range of companies in the Russell
Midcap Index. The sub-adviser may sell a security for any of the following reasons:

          o its price rises to a level where it no longer reflects value (target valuation);

          o    the underlying investment assumptions are no longer valid;

          o    company management changes their direction; or

          o external events occur (e.g., changes in regulation, taxes and competitive position).

The Series may use derivative instruments, such as options and futures contracts and forward currency contracts, for hedging or to enhance return. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices.

For temporary, defensive purposes, the Series may invest up to all of its assets in larger capitalization companies, cash and short-term money market instruments. Taking a defensive position may reduce the potential for appreciation of the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the Lazard/JNL Mid Cap Value Series is Lazard Asset Management (Lazard), 30 Rockefeller Plaza, New York, New York 10112. Lazard is a division of Lazard Freres & Co. LLC (Lazard Freres), a New York limited liability company, which provides its clients with a wide variety of investment banking, brokerage and related services. Lazard and its affiliates provide investment management services to client discretionary accounts of both individuals and institutions.

Herbert W. Gullquist and Eileen Alexanderson share primary responsibility for the day-to-day management of the Series. Mr. Gullquist has been with Lazard since 1982. He is a Managing Director and a Vice-Chairman of Lazard Freres, and is the Chief Investment Officer of Lazard. Mr. Gullquist is responsible for monitoring all investment activity to ensure adherence to Lazard's investment philosophy and guidelines. Ms. Alexanderson has been with Lazard since 1979. She has been a Managing Director of Lazard Freres since January 1997; prior thereto, Ms. Alexanderson was a Senior Vice President of Lazard. Ms. Alexanderson is responsible for U.S./global equity management and overseeing the day-to-day operations of the U.S. Small Cap and U.S. Mid Cap equity investment teams. Mr. Gullquist and Ms. Alexanderson have shared responsibility for the day-to-day management of the Series since the inception of the Series.

LAZARD/JNL SMALL CAP VALUE SERIES

INVESTMENT OBJECTIVE. The investment objective of the Lazard/JNL Small Cap Value Series is capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Series seeks to achieve its objective by investing primarily in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented by the Russell 2000 Index that the sub-adviser believes are undervalued based on their return on equity. The Russell 2000 Index is composed of selected common stocks of small, generally unseasoned U.S. companies. The Series' equity holdings consist primarily of common stocks but may also include preferred stocks, securities convertible into or exchangeable for common stocks, rights and warrants, real estate investment trusts and American and Global Depositary Receipts.

PRINCIPAL RISKS OF INVESTING IN THE SERIES. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          o Small cap investing. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which the Series is likely to invest have limited product lines, markets or financial resources and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the Series may not be appropriate for all investors.

          o Non-diversification. The Series is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that more than 5%, but not more than 25%, of its total assets may be invested in securities of any one issuer. Thus, the Series may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Series is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Series' total return and share price.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

PERFORMANCE. The performance of the Series will vary from year to year. The Series' performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract. Those charges, which are described in the variable annuity prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Performance for the Series has not been included because the Series had not been in operation for a full fiscal year as of December 31, 1998.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE SERIES. The Lazard/JNL Small Cap Value Series invests in equity securities of small U.S. companies that, in the sub-adviser's opinion, have one or more of the following characteristics: (i) are undervalued relative to their earnings, cash flow, or asset values; (ii) have an attractive price/value relationship with expectations that some catalyst will cause the perception of value to change within 2 years; (iii) are out of favor due to circumstances which are unlikely to harm the company's franchise or earnings power; (iv) have low projected price-to-earnings or price-to-cash-flow multiples; (v) have the potential to become a larger factor in the company's business; (vi) have significant debt but have high levels of free cash flow; and
(vii) have a relatively short corporate history with the expectation that the business may grow. In searching for undervalued small capitalization stocks, the sub-adviser uses a stock-selection process based primarily on analysis of historical financial data, with little emphasis placed on forecasting future earnings or events.

The  sub-adviser  does  not   automatically   sell  a  security  if  its  market
capitalization grows or falls outside the range of companies in the Russell 2000 Index. The sub-adviser may sell a security for any of the following reasons:

          o its price rises to a level where it no longer reflects value (target valuation);

          o    the underlying investment assumptions are no longer valid;

          o    company management changes their direction; or

          o external events occur (e.g., changes in regulation, taxes and competitive position).

The Series may invest in equity securities of larger U.S. companies or investment grade fixed-income securities.

The Series may use derivative instruments, such as options and futures contracts and forward currency contracts, for hedging or to enhance return. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices.

For temporary, defensive purposes, the Series may invest up to all of its assets in larger capitalization companies, cash and short-term money market instruments. Taking a defensive position may reduce the potential for appreciation of the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the Lazard/JNL Small Cap Value Series is Lazard Asset Management (Lazard), 30 Rockefeller Plaza, New York, New York 10112. Lazard is a division of Lazard Freres & Co. LLC (Lazard Freres), a New York limited liability company, which provides its clients with a wide variety of investment banking, brokerage and related services. Lazard and its affiliates provide investment management services to client discretionary accounts of both individuals and institutions.

Herbert W. Gullquist and Eileen Alexanderson share primary responsibility for the day-to-day management of the Series. Mr. Gullquist has been with Lazard since 1982. He is a Managing Director and a Vice-Chairman of Lazard Freres, and is the Chief Investment Officer of Lazard. Mr. Gullquist is responsible for monitoring all investment activity to ensure adherence to Lazard's investment philosophy and guidelines. Ms. Alexanderson has been with Lazard since 1979. She has been a Managing Director of Lazard Freres since January 1997; prior thereto, Ms. Alexanderson was a Senior Vice President of Lazard. Ms. Alexanderson is responsible for U.S./global equity management and overseeing the day-to-day operations of the U.S. Small Cap and U.S. Mid Cap equity investment teams. Mr. Gullquist and Ms. Alexanderson have shared responsibility for the day-to-day management of the Series since the inception of the Series.

PPM AMERICA/JNL MONEY MARKET SERIES

INVESTMENT OBJECTIVE. The investment objective of the PPM America/JNL Money Market Series is to achieve as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

PRINCIPAL INVESTMENT STRATEGIES. The Series invests in high quality, U.S. dollar-denominated money market instruments that mature in 397 days or less. The sub-adviser manages the Series to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, including those as to quality, diversification and maturity. The Series may invest more than 25% of its assets in the U.S. banking industry.

PRINCIPAL RISKS OF INVESTING IN THE SERIES. An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

         o Market risk. Fixed income securities in general are subject to credit risk and market risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Market risk, also known as interest rate risk, is the risk that interest rates will rise and the value of bonds, including those held by the Series, will fall. A broad-based market drop may also cause a bond's price to fall.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

PERFORMANCE. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns since these shares were first offered and shows how performance has varied from year to year. The table shows the Series' average annual returns and compares them to the market indicators listed. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable annuity contract. Those charges, which are described in the variable annuity prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Year-By-Year Returns as of December 31

4.87%             5.01%             4.99%

[Insert Chart]

1996              1997              1998

In the periods shown in the chart, the Series' highest quarterly return was 1.30% (3rd quarter of 1995) and its lowest quarterly return was 1.17% (1st quarter of 1997).

Average Annual Total Returns as of December 31, 1998

                                                      1 year     Life of Series*
                                                      ------     ---------------

PPM America/JNL Money Market Series .............      4.99%              5.00%
Merrill Lynch Treasury Bill Index (3 month) .....      5.23%              5.405%

The 7-day yield of the Series on December 31, 1998, was 4.78%.

The Merrill Lynch Treasury Bill Index is a broad-based unmanaged index.

*  The Series began operations on May 15, 1995.

ADDITIONAL  INFORMATION  ABOUT  THE  PRINCIPAL  INVESTMENT   STRATEGIES,   OTHER
INVESTMENTS AND RISKS OF THE SERIES. The PPM America/JNL Money Market Series invests exclusively in the following types of high quality, U.S. dollar-denominated money market instruments that mature in 397 days or less:

          o Obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies and instrumentalities;

          o Obligations, such as time deposits, certificates of deposit and bankers acceptances, issued by U.S. banks and savings banks that are members of the Federal Deposit Insurance Corporation, including their foreign branches and foreign subsidiaries, and issued by domestic and foreign branches of foreign banks;

          o Corporate obligations, including commercial paper, of domestic and foreign issuers;

          o Obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities; and

          o Repurchase agreements on obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the PPM America/JNL Money Market Series is PPM America, Inc. (PPM), which is located at 225 West Wacker Drive, Chicago, Illinois 60606. PPM, an affiliate of the investment adviser to the Trust, manages assets of Jackson National Life Insurance Company and of other affiliated companies.

PPM supervises and manages the investment portfolio of the Series and directs the purchase and sale of the Series' investment securities. PPM utilizes teams of investment professionals acting together to manage the assets of the Series. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Series' investment objectives. PPM has supervised and managed the investment portfolio of the Series since inception of the Series.

SALOMON BROTHERS/JNL BALANCED SERIES

INVESTMENT OBJECTIVE. The investment objective of the Salomon Brothers/JNL Balanced Series is to obtain above-average income. The Series' secondary objective is to take advantage of opportunities for growth of capital and income.

PRINCIPAL INVESTMENT STRATEGIES. The Series seeks to achieve its objectives by investing in a diversified portfolio of a broad variety of securities, including equity securities, fixed-income securities and short-term obligations. The Series may vary the percentage of assets invested in any one type of security in accordance with the sub-adviser's view of existing and anticipated economic and market conditions, fiscal and monetary policy and underlying security values.

Under normal market conditions, approximately 40% of the Series' assets will consist of equity securities. Equity holdings may include common and preferred stock, securities convertible into common or preferred stock, rights and warrants, equity interests in trusts, partnerships, joint ventures or similar enterprises, and Depositary Receipts.

The sub-adviser may invest in the full range of maturities of fixed-income securities, which may include corporate debt securities, U.S. Government securities, mortgage-backed securities, zero coupon bonds, deferred interest bonds and payment-in-kind securities. Generally, most of the Series' long-term debt investments consist of investment grade securities, although the Series may invest in non-investment grade securities commonly known as "junk bonds." The Series may also invest in foreign securities.

PRINCIPAL RISKS OF INVESTING IN THE SERIES. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests in equity securities of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

               For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Series, will fall. A broad-based market drop may also cause a bond's price to fall.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities.

          o High-yield/high-risk bonds. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, the Series would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

          o Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

PERFORMANCE. The performance of the Series will vary from year to year. The Series' performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract. Those charges, which are described in the variable annuity prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Performance for the Series has not been included because the Series had not been in operation for a full fiscal year as of December 31, 1998.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE SERIES. The Salomon Brothers/JNL Balanced Series allocates its assets primarily among common stocks, investment-grade bonds, convertible securities, high-yield/high-risk securities and cash.

The Series may use derivative instruments, such as futures contracts and options, for hedging or maturity or duration purposes, or as a means of enhancing return. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates securities prices.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the Salomon Brothers/JNL Balanced Series is Salomon Brothers Asset Management Inc (SBAM). SBAM was incorporated in 1987, and, together with affiliates in London, Frankfurt, Tokyo and Hong Kong, SBAM provides a broad range of fixed-income and equity investment advisory services to various individual and institutional clients located throughout the world and serves as sub-adviser to various investment companies. SBAM's business offices are located at 7 World Trade Center, New York, New York 10048.

George Williamson, Diretor and Senior Portfolio Manager of SBAM, is primarily responsible for the day-to-day management of the Series. Prior to joining SBAM in 1990, Mr. Williamson was employed by as a portfolio manager with Lehman Brothers from 1979 to 1990. Mr. Williamson has had primary responsibility for the day-to-day management of the Series since September 1998.

SALOMON BROTHERS/JNL GLOBAL BOND SERIES

INVESTMENT   OBJECTIVE.   The  primary  investment   objective  of  the  Salomon
Brothers/JNL Global Bond Series is to seek a high level of current income. As a secondary objective, the Series seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Series seeks to achieve its objective through a diversified portfolio consisting primarily of fixed income securities of U.S. and foreign issuers. The sub-adviser invests the Series' assets primarily by making strategic allocations among: U.S. investment grade bonds; high-yield bonds; non-U.S. investment grade bonds; and emerging markets debt securities. The sub-adviser makes these allocations based on its analysis of current economic and market conditions, and the relative risks and opportunities, applicable to those types of securities. The sub-adviser may invest a significant portion of the Series' assets in medium- or lower-quality securities.

PRINCIPAL RISKS OF INVESTING IN THE SERIES. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests in fixed-income securities of U.S. and foreign issuers, it is subject to market risk. For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Series, will fall. A broad-based market drop may also cause a bond's price to fall.

          o Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities. To the extent that the Series invests in bonds issued by a foreign government, the Series may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

          o High-yield/high-risk bonds. Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, the Series would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

          o Currency risk. The value of the Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

PERFORMANCE. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns since these shares were first offered and shows how performance has varied from year to year. The table shows the Series' average annual returns and compares them to the market indicators listed. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable annuity contract. Those charges, which are described in the variable annuity prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Year-By-Year Returns as of December 31

14.39%            10.66%            2.46%

[Insert Chart]

1996              1997              1998

In the periods shown in the chart, the Series' highest quarterly return was 4.86% (2nd quarter of 1997) and its lowest quarterly return was -2.72% (3rd quarter of 1998).

Average Annual Total Returns As of December 31, 1998
                                                      1 year     Life of Series*
                                                      ------     ---------------

Salomon Brothers/JNL Global Bond Series .............. 2.46%               9.47%
Salomon Smith Barney Broad Investment Grade Index .... 8.72%               8.56%


The Salomon Smith Barney Broad Investment Grade Index is a broad-based, unmanaged index.

*  The Series began operations on May 15, 1995.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE SERIES. The Salomon Brothers/JNL Global Bond Series invests in a globally diverse portfolio of fixed-income investments. The sub-adviser has broad discretion to invest the Series' assets among certain segments of the fixed-income market, primarily U.S. investment-grade bonds, high-yield corporate debt securities, emerging market debt securities and investment-grade foreign debt securities. These segments include U.S. Government securities and mortgage- and other asset-backed securities (including interest-only or principal-only securities), as well as debt obligations issued or guaranteed by a foreign government or supranational organization.

In determining the assets to invest in each type of security, the sub-adviser relies in part on quantitative analytical techniques that measure relative risks and opportunities of each type of security based on current and historical economic, market, political and technical data for each type of security, as well as on its own assessment of economic and market conditions both on a global and local (country) basis. The sub-adviser continuously reviews the allocation of assets for the Series and makes such adjustments as it deems appropriate.

The sub-adviser has discretion to select the range of maturities of the various fixed income securities in which the Series invests. The sub-adviser anticipates that, under current market conditions, the Series' portfolio securities will have a weighted average life of 6 to 10 years. However, the weighted average life of the portfolio securities may vary substantially from time to time depending on economic and market conditions.

The sub-adviser may invest in medium or lower-rated securities. Investments of this type involve significantly greater risks, including price volatility and risk of default in the payment of interest and principal, than higher-quality securities.

When the sub-adviser believes that adverse conditions prevail in the market for fixed-income securities, the Series may, for temporary defensive purposes, invest its assets without limit in high-quality, short-term money market instruments. Doing so may reduce the potential for high current income or appreciation of the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the Salomon Brothers/JNL Global Bond Series is Salomon Brothers Asset Management Inc (SBAM). SBAM was incorporated in 1987, and, together with affiliates in London, Frankfurt, Tokyo and Hong Kong, SBAM provides a broad range of fixed-income and equity investment advisory services to various individual and institutional clients located throughout the world and serves as sub-adviser to various investment companies. SBAM's business offices are located at 7 World Trade Center, New York, New York 10048.

In connection with SBAM's service as sub-adviser to the Series, SBAM Limited, whose business address is Victoria Plaza, 111 Buckingham Palace Road, London SW1W OSB, England, provides certain sub-advisory services to SBAM relating to currency transactions and investments in non-dollar denominated debt securities for the benefit of the Series. SBAM Limited is compensated by SBAM at no additional expense to the Trust.

Peter J. Wilby is primarily responsible for the day-to-day management of the high-yield and emerging market debt securities portions of the Series. Mr. Wilby has had primary responsibility for the day-to-day management of the high-yield and emerging market debt securities portions of the Series since the inception of the Series. Beth Semmel assists Mr. Wilby in the day-to-day management of the Series. Mr. Wilby, who joined SBAM in 1989, is a Managing Director of Salomon Brothers Inc. and SBAM and Senior Portfolio Manager of SBAM, is responsible for investment company and institutional portfolios which invest in high-yield non-U.S. and U.S. corporate debt securities and high-yield foreign sovereign debt securities. From 1984 to 1989, Mr. Wilby was employed by Prudential Capital Management Group (Prudential) where he served as Director of Prudential's credit research unit and as a corporate and sovereign credit analyst with Prudential. Mr. Wilby also managed high-yield bonds and leveraged equities in the mutual funds and institutional portfolios at Prudential. Ms. Semmel is a Director and Portfolio Manager of SBAM and a Director of Salomon Brothers Inc. Ms. Semmel joined SBAM in May of 1993, where she manages high-yield portfolios. Prior to joining SBAM, Ms. Semmel spent four years as a high-yield bond analyst at Morgan Stanley Asset Management. Ms. Semmel has assisted in the day-to-day management of the Series since inception of the Series.

David J. Scott, a Managing Director and Senior Portfolio Manager of SBAM, is primarily responsible for currency transactions and investments in non-dollar denominated debt securities for the Series. Prior to joining SBAM Limited in April 1994, Mr. Scott worked for four years at J.P. Morgan Investment Management Inc. (J.P. Morgan) where he was responsible for global and non-dollar portfolios for clients including departments of various governments, pension funds and insurance companies. Before joining J.P. Morgan, Mr. Scott worked for three years at Mercury Asset Management where he was responsible for captive insurance portfolios and products. Mr. Scott has had responsibility for currency transactions and investment in non-dollar denominated debt securities for the Series since inception of the Series.

Roger Lavan is primarily responsible for the mortgage-backed securities and U.S. Government securities portions of the Series. Mr. Lavan joined SBAM in 1990 and is a Director and Portfolio Manager responsible for investment grade portfolios. Prior to joining SBAM, Mr. Lavan spent four years analyzing portfolios for Salomon Brothers Inc.'s Fixed Income Sales Group and Product Support Divisions. Mr. Lavan has had responsibility for mortgage-backed securities and U.S. Government securities for the Series since the inception of the Series.

SALOMON BROTHERS/JNL HIGH YIELD BOND SERIES

INVESTMENT OBJECTIVE. The investment objective of the Salomon Brothers/JNL High Yield Bond Series is to maximize current income. As a secondary objective, the Series seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Series seeks to achieve its objectives by investing primarily in a diversified portfolio of high- yield, high-risk, fixed-income securities of U.S. issuers rated in medium or lower rating categories (or determined by the sub-adviser to be of comparable quality). In pursuing the Series' secondary objective of capital appreciation, the sub-adviser looks for those companies that the sub-adviser believes have the highest potential for improving credit fundamentals.

PRINCIPAL RISKS OF INVESTING IN THE SERIES. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

          o High-yield/high-risk bonds. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Series would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

          o Market risk. Because the Series invests in fixed-income securities of U.S. and foreign issuers, it is subject to market risk. For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Series, will fall. A broad-based market drop may also cause a bond's price to fall.

          o Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

PERFORMANCE. The performance of the Series will vary from year to year. The Series' performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract. Those charges, which are described in the variable annuity prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Performance for the Series has not been included because the Series had not been in operation for a full fiscal year as of December 31, 1998.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE SERIES. The Salomon Brothers/JNL High Yield Bond Series invests a substantial percentage of its total assets in high-yield, high-risk debt securities, commonly referred to as "junk bonds." In light of the risks associated with such securities, the sub-adviser takes various factors into consideration in evaluating the creditworthiness of an issuer. For corporate debt securities, these typically include the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of the issuer, and the experience and track record of the issuer's management. For sovereign debt instruments, these typically include the economic and political conditions within the issuer's country, the issuer's overall and external debt levels and debt service ratios, the issuer's access to capital markets and other sources of funding, and the issuer's debt service payment history. The sub-adviser also reviews the ratings, if any, assigned to the security by any recognized rating agencies, although the sub-adviser's judgment as to the quality of a debt security may differ from that suggested by the rating published by a rating service. The Series' ability to achieve its investment objectives may be more dependent on the sub-adviser's credit analysis than would be the case if it invested in higher quality debt securities.

The Series may invest in foreign securities, such as obligations issued or guaranteed by foreign governmental authorities, debt obligations of supranational organizations and fixed-income securities of foreign corporate issues. The Series may invest without limit in zero coupon securities, pay-in-kind bonds and deferred payment securities, which involve special risk considerations. The Series may invest in fixed- and floating-rate loans, including loan participations. The Series may invest up to 10% of its total assets in either (i) equipment lease or trust certificates and conditional sales contracts or (ii) limited partnerships interests. The Series may also invest up to 10% of its total assets in equity securities (other than preferred stock, in which the Series may invest without limit), typically equity investments acquired as a result of purchases of fixed-income securities.

The sub-adviser has discretion to select the range of maturities of the fixed-income securities in which the Series may invest. The sub-adviser anticipates that, under current market conditions, the Series will have average portfolio life of 10 to 15 years. However, the average portfolio life may vary substantially from time to time depending on economic and market conditions.

The Series may use derivative instruments, such as futures contracts, options and forward currency contracts, and invest in indexed securities for hedging and risk management. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency markets.

When the sub-adviser believes that adverse conditions prevail in the markets for high-yield fixed-income securities that make the Series' investment strategy inconsistent with the best interests of the Series' shareholders, the Series may invest its assets without limit in high-quality, short-term money market instruments. Doing so may reduce the potential for high current income or appreciation of the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the Salomon Brothers/JNL High Yield Bond Series is Salomon Brothers Asset Management Inc
(SBAM). SBAM was incorporated in 1987, and, together with affiliates in London, Frankfurt, Tokyo and Hong Kong, SBAM provides a broad range of fixed-income and equity investment advisory services to various individual and institutional clients located throughout the world and serves as sub-adviser to various investment companies.

Peter J. Wilby is primarily responsible for the day-to-day management of the Series. Mr. Wilby has had primary responsibility for the day-to-day management of the Series since the inception of the Series. Mr. Wilby, who joined SBAM in 1989, is a Managing Director of Salomon Brothers Inc and SBAM and Senior Portfolio Manager of SBAM, is responsible for investment company and institutional portfolios which invest in high-yield non-U.S. and U.S. corporate debt securities and high-yield foreign sovereign debt securities. From 1984 to 1989, Mr. Wilby was employed by Prudential Capital Management Group (Prudential) where he served as Director of Prudential's credit research unit and as a corporate and sovereign credit analyst with Prudential. Mr. Wilby also managed high-yield bonds and leveraged equities in the mutual funds and institutional portfolios at Prudential.

T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES

INVESTMENT OBJECTIVE. The investment objective of the T. Rowe Price/JNL International Equity Investment Series is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Series seeks to achieve its objective through a diversified portfolio consisting primarily of common stocks of established, non-U.S. companies. The Series normally has at least three countries represented in its portfolio, including both developed and emerging markets.

PRINCIPAL RISKS OF INVESTING IN THE SERIES. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities.

          o Emerging markets risk. The Series may invest a portion of its assets in securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

          o Currency risk. The value of the Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

PERFORMANCE. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns since these shares were first offered and shows how performance has varied from year to year. The table shows the Series' average annual returns and compares them to the market indicators listed. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable annuity contract. Those charges, which are described in the variable annuity prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Year-By-Year Returns as of December 31

13.91%            2.65%             14.43%

[Insert Chart]

1996              1997              1998

In the periods shown in the chart, the Series' highest quarterly return was 16.55% (4th quarter of 1998) and its lowest quarterly return was -13.48% (3rd quarter of 1998).

Average Annual Total Returns as of December 31, 1998
                                                      1 year     Life of Series*
                                                      ------     ---------------
T. Rowe Price/JNL International Equity
  Investment Series ............................      14.43%              10.43%
Morgan Stanley Europe and Australasia,
  Far East Equity Index ........................      20.33%               8.13%


The Morgan Stanley Europe and Australasia, Far East Equity Index is a broad-based, unmanaged index.

*  The Series began operations on May 15, 1995.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE SERIES. The T. Rowe Price/JNL International Equity Investment Series invests in foreign securities that the sub-adviser believes offer significant potential for long-term appreciation and investment diversification. In addition to common stocks, the Series may also invest in other types of securities, such as preferred stocks, convertible securities, fixed-income securities.

In analyzing companies for investment, the sub-adviser ordinarily looks for one or more of the following characteristics: an above-average earnings growth per share; high return on invested capital; healthy balance sheet with relatively low debt; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the companies to compete successfully in their market place. Current dividend income is not a prerequisite in the selection of portfolio companies. However, the Series generally invests in companies that have a record of paying dividends, which the sub-adviser expects will increase in future years as earnings increase.

The Series may use derivative instruments, such as futures contracts, options and forward currency contracts, for hedging and risk management. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency markets.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the T. Rowe Price/JNL International Equity Investment Series is Rowe Price-Fleming International, Inc. (Price-Fleming), located at 100 East Pratt Street,
Baltimore, Maryland 21202. Price-Fleming is one of America's largest international mutual fund asset managers.

There is an investment advisory group that has day-to-day responsibility for managing the Series and developing and executing the Series' investment program. The Series' advisory group is composed of the following members: Martin G. Wade, Vice Chairman and Chief Executive Officer of Price-Fleming, John R. Ford, Chief Investment Officer of Price-Fleming, James B.M. Seddon, Vice President of Price-Fleming, Mark C.J. Bickford-Smith, Vice President of Price-Fleming, and David J.L. Warren, President of Price-Fleming. The Series' advisory group has had day-to-day responsibility for managing the Series since the inception of the Series.

Martin Wade joined Price-Fleming in 1979 and has 30 years of experience with the Fleming Group in research, client service, and investment management. (Fleming Group includes Robert Fleming and/or Jardine Fleming Group Limited). John Ford joined Price-Fleming in 1982 and has 19 years of experience with the Fleming Group in research and portfolio management. James Seddon joined Price-Fleming in 1987 and has 12 years of experience in investment management. Mark Bickford-Smith joined Price-Fleming in 1995 and has 14 years experience with the Fleming Group in research and financial analysis. David Warren joined
Price-Fleming in 1983 and has 18 years of experience in equity research, fixed-income research and portfolio management.

T. ROWE PRICE/JNL MID-CAP GROWTH SERIES

INVESTMENT OBJECTIVE. The investment objective of the T. Rowe Price/JNL Mid-Cap Growth Series is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Series seeks to achieve its objective by investing primarily in a diversified portfolio of common stock of medium-sized (mid-cap) U.S. companies which the sub-adviser believes have the potential for above-average earnings growth. A mid-cap company is one whose market capitalization, at the time of acquisition by the Series, falls within the capitalization range of companies in the S&P MidCap 400 Index.

PRINCIPAL RISKS OF INVESTING IN THE SERIES. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

PERFORMANCE. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns since these shares were first offered and shows how performance has varied from year to year. The table shows the Series' average annual returns and compares them to the market indicators listed. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable annuity contract. Those charges, which are described in the variable annuity prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Year-By-Year Returns as of December 31

23.47%            18.21%            21.49%

[Insert Chart]

1996              1997              1998

In the periods shown in the chart, the Series' highest quarterly return was 27.05% (4th quarter of 1998) and its lowest quarterly return was -18.02% (3rd quarter of 1998).

Average Annual Total Returns as of December 31, 1998
                                                      1 year     Life of Series*
                                                      ------     ---------------

T. Rowe Price/JNL Mid-Cap Growth Series ...........   21.49%              25.62%
S&P MidCap 400 Index ..............................   19.09%              23.32%

The S&P MidCap 400 Index is a broad-based, unmanaged index.

*  The Series began operations on May 15, 1995.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE SERIES. The T. Rowe Price/JNL Mid-Cap Growth Series seeks to achieve its objective of long-term growth of capital by investing primarily in common stocks of U.S. companies with medium-sized market capitalizations and the potential for above-average growth. The sub-adviser relies on its proprietary research to identify mid-cap companies with attractive growth prospects. The Series seeks to invest primarily in companies that: (i) offer proven products or services; (ii) have a historical record of earnings growth that is above average, (iii) demonstrate the potential to sustain earnings growth; (iv) operate in industries experiencing increasing demand; and/or (v) the sub-adviser believes are undervalued in the marketplace.

The Series will not automatically sell or cease to purchase stock of a company it already owns just because the company's market cap grows or falls outside the range of companies in the S&P MidCap 400 Index.

The Series may also invest in securities other than U.S. common stocks, including foreign securities, convertible securities, and warrants. The Series may use derivative instruments, such as options and futures contracts, for hedging purposes and to maintain market exposure. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE  SUB-ADVISER  AND  PORTFOLIO  MANAGEMENT.  The  sub-adviser  to the T.  Rowe
Price/JNL Mid-Cap Growth Series is T. Rowe Price Associates, Inc. (T. Rowe), located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe was founded in 1937. T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts.

The Series has an Investment Advisory Committee composed of the following members: Brian W. Berghuis, Chairman, James A.C. Kennedy, and John F. Wakeman. The Committee Chairman has day to day responsibility for managing the Series and works with the Committee in developing and executing the Series' investment program. Mr. Berghuis, a Managing Director of T. Rowe, has been managing investments since joining T. Rowe in 1985. The Investment Advisory Committee has had day-to-day responsibility for managing the Series since the inception of the Series.

MORE ABOUT THE INVESTMENT OBJECTIVES AND RISKS OF ALL SERIES

The investment objectives of the respective Series are not fundamental and may be changed by the Trustees without shareholder approval.

YEAR 2000 AND EURO ISSUES: Apart from the particular risks described above for each Series, the Trust could be adversely affected if the computer systems used by the Trust's investment adviser and its other service providers are unable to process and calculate date-related information because they are not programmed to distinguish between the year 2000 and the year 1900.

The Trust relies entirely on outside service providers for the processing of its business. To the extent that a service provider utilizes computers to process the Trust's business, the smooth operation of the Trust depends on the ability of those computers to continue to function properly.

The Trust has contacted each of its service providers to ascertain the service provider's state of readiness for the year 2000. Each of the service providers has indicated to the Trust that, at this time, it is either year 2000 compliant or that it has identified its systems which are not currently year 2000 compliant and that it intends to make such systems compliant before December 31, 1999.
The Trust intends to continue to monitor the year 2000 status of its service providers.

Based on the information currently available, the Trust does not anticipate any material impact on the delivery of services to and by the Trust. However, since the Trust must rely on the information provided to it by its service providers, there can be no assurance that the steps taken by the service providers in preparation for the year 2000 will be sufficient to avoid any adverse impact on the Trust.

Similarly, the companies and other issuers in which a Series invests could be adversely affected by year 2000 computer-related problems, and there can be no assurance that the steps taken, if any, by these issuers will be sufficient to avoid any adverse impact on the Series.

Also, to the extent that a Series invests in foreign securities, the Series could be adversely affected by the conversion of certain European currencies into the Euro. This conversion, which is underway, is scheduled to be completed in 2002. However, problems with the conversion process and delays could increase volatility in world capital markets and affect European capital markets in particular.

                             MANAGEMENT OF THE TRUST

INVESTMENT ADVISER

Under Massachusetts law and the Trust's Declaration of Trust and By-Laws, the management of the business and affairs of the Trust is the responsibility of the Trustees.

Jackson National Financial Services, LLC (JNFS), 5901 Executive Drive, Lansing, Michigan 48911, is the investment adviser to the Trust and provides the Trust with professional investment supervision and management. Jackson National Financial Services, Inc. served as investment adviser to the Trust from the inception of the Trust until July 1, 1998, when it transferred its duties as investment adviser and its professional staff for investment advisory services to JNFS.

MANAGEMENT FEE

As compensation for its services, JNFS receives a fee from the Trust computed separately for each Series, accrued daily and payable monthly. The fee which JNFS received from each Series for the fiscal year ended December 31, 1998, is set forth below as an annual percentage of the net assets of the Series. For a Series which was not in operation for all of 1998, its current management fee schedule is shown instead. Each JNL/S&P Series will indirectly bear its pro rata share of fees of the Underlying Series in addition to the fees shown for that Series.


SERIES                                                        SCHEDULE (where applicable)            FEES
------                                                        ---------------------------            ----

JNL/Alliance Growth Series................................    $0 to $250 million...................  .775%
                                                              Over $250 million....................  .70%

JNL/J.P. Morgan Enhanced S&P 500 Index Series.............    $0 to $25 million....................  .80%
                                                              Over $25 million.....................  .75%

JNL/J.P. Morgan International & Emerging Markets Series       $0 to $50 million....................  .975%
                                                              $50 million to $200 million..........  .95%
                                                              $200 million to $350 million.........  .90%
                                                              Over $350 million....................  .85%

JNL/Janus Aggressive Growth Series........................    .....................................  .95%

JNL/Janus Global Equities Series..........................    .....................................  .99%

JNL/PIMCO Total Return Bond Series........................    all assets...........................  .70%

JNL/Putnam Growth Series..................................    .....................................  .90%

JNL/Putnam Value Equity Series............................    .....................................  .90%

JNL/S&P Conservative Growth Index Series..................    $0 to $500 million...................  .20%
                                                              Over $500 million....................  .15%

JNL/S&P Moderate Growth Index Series......................    $0 to $500 million...................  .20%
                                                              Over $500 million....................  .15%

JNL/S&P Aggressive Growth Index Series....................    $0 to $500 million...................  .20%
                                                              Over $500 million....................  .15%

Goldman Sachs/JNL Growth & Income Series..................    $0 to $50 million....................  .925%
                                                              $50 million to $200 million..........  .90%
                                                              $200 million to $350 million.........  .85%
                                                              Over $350 million....................  .80%

Lazard/JNL Mid Cap Value Series...........................    $0 to $150 million...................  .975%
                                                              $150 million to $300 million.........  .925%
                                                              Over $300 million....................  .90%

Lazard/JNL Small Cap Value Series.........................    $0 to $50 million.................... 1.05%
                                                              $50 million to $150 million.......... 1.00%
                                                              $150 million to $300 million.........  .975%
                                                              Over $300 million....................  .925%

PPM America/JNL Money Market Series.......................    .....................................  .60%

Salomon Brothers/JNL Balanced Series......................    $0 to $50 million....................  .80%
                                                              $50 million to $150 million..........  .75%
                                                              Over $150 million....................  .70%

Salomon Brothers/JNL Global Bond Series...................    .....................................  .85%

Salomon Brothers/JNL High Yield Bond Series...............    $0 to $50 million....................  .80%
                                                              $50 million to $150 million..........  .75%
                                                              Over $150 million....................  .70%

T. Rowe Price/JNL International Equity Investment Series..    ..................................... 1.08%

T. Rowe Price/JNL Mid-Cap Growth Series...................    .....................................  .95%

SUB-ADVISORY ARRANGEMENTS

JNFS selects, contracts with and compensates sub-advisers to manage the investment and reinvestment of the assets of the Series of the Trust. JNFS monitors the compliance of such sub-advisers with the investment objectives and related policies of each Series and reviews the performance of such sub-advisers and reports periodically on such performance to the Trustees of the Trust.

Under the terms of each of the Sub-Advisory Agreements with JNFS, the sub-adviser manages the investment and reinvestment of the assets of the assigned Series, subject to the supervision of the Trustees of the Trust. The sub-adviser formulates a continuous investment program for each such Series consistent with its investment objectives and policies outlined in this Prospectus. Each sub-adviser implements such programs by purchases and sales of securities and regularly reports to JNFS and the Trustees of the Trust with respect to the implementation of such programs.

As compensation for its services, each sub-adviser receives a fee from JNFS computed separately for the applicable Series, stated as an annual percentage of the net assets of such Series. The SAI contains a schedule of the management fees JNFS currently is obligated to pay the sub-advisers out of the advisory fee it receives from the Series.

                               ADMINISTRATIVE FEE

In addition to the investment advisory fee, effective January 1, 1999, each Series, except the JNL/S&P Series, pays to JNFS an Administrative Fee of .10% of the average daily net assets of the Series. The JNL/S&P Series do not pay an Administrative Fee. In return for the fee, JNFS provides or procures all necessary administrative functions and services for the operation of the Series. In addition, JNFS, at its own expense, arranges for legal, audit, fund accounting, custody, printing and mailing, and all other services necessary for the operation of each Series. Each Series is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses. Prior to January 1, 1999, each Series paid all of its own operating expenses.

                           INVESTMENT IN TRUST SHARES

Shares of the Trust are currently sold to separate accounts (Accounts) of Jackson National Life Insurance Company, 5901 Executive Drive, Lansing, Michigan 48911, and Jackson National Life Insurance Company of New York, 2900 Westchester Avenue, Purchase, New York 10577, to fund the benefits under certain variable annuity contracts (Contracts). An insurance company purchases the shares of the Series at their net asset value using premiums received on Contracts issued by the insurance company. There is no sales charge.

Shares of the Series are not available to the general public directly. Some of the Series are managed by sub-advisers who manage publicly traded mutual funds having similar names and investment objectives. While some of the Series may be similar to, and may in fact be modeled after publicly traded mutual funds, Contract purchasers should understand that the Series are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding Series may differ substantially.

The net asset value per share of each Series is determined at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) each day that the New York Stock Exchange is open. The net asset value per share is calculated by adding the value of all securities and other assets of a Series, deducting its liabilities, and dividing by the number of shares outstanding. Generally, the value of exchange-listed or -traded securities is based on their respective market prices, bonds are valued based on prices provided by an independent pricing service and short-term debt securities are valued at amortized cost, which approximates market value. A Series may invest in securities primarily listed on foreign exchanges and that trade on days when the Series does not price its shares. As a result, a Series' net asset value may change on days when shareholders are not able to purchase or redeem the Series' shares.

All investments in the Trust are credited to the shareholder's account in the form of full and fractional shares of the designated Series (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.

                                SHARE REDEMPTION

An Account redeems shares to make benefit or withdrawal payments under the terms of its Contracts. Redemptions are processed on any day on which the Trust is open for business and are effected at net asset value next determined after the redemption order, in proper form, is received by the Trust's transfer agent.

The Trust may suspend the right of redemption only under the following unusual circumstances:

          o when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;

          o when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or

          o during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

                                   TAX STATUS

Each Series' policy is to meet the requirements of Subchapter M of the Internal Revenue Code (Code) necessary to qualify as a regulated investment company. Each Series intends to distribute all its net investment income and net capital gains to shareholders and, therefore, will not be required to pay any federal income taxes.

Each Series is treated as a separate corporation for purposes of the Code. Therefore, the assets, income, and distributions of each Series are considered separately for purposes of determining whether or not the Series qualifies as a regulated investment company.

Because the shareholders of each Series are Accounts, there are no tax consequences to shareholders of buying, holding, exchanging and selling shares of the Series. Distributions from the Series are not taxable to those shareholders. However, owners of Contracts should consult the applicable Account prospectus for more detailed information on tax issues related to the Contracts.

                              FINANCIAL HIGHLIGHTS

The following table provides selected per share data for one share of each Series. The information does not reflect any charges imposed by an Account investing in shares of the Series. You should refer to the appropriate Account prospectus for additional information regarding such charges.

The information for each of the periods shown below has been audited by PricewaterhouseCoopers LLP, independent accountants, and should be read in conjunction with the financial statements and notes thereto, together with the report of PricewaterhouseCoopers LLP thereon, in the Annual Report included in the Statement of Additional Information.


                                                               Income from Operations                    Distributions
                                                         --------------------------------  -----------------------------------------
                                                                       Net realized &
                                                                      unrealized gains
                                            Net Asset       Net        on investments                      From net
                                             value,      investment       & foreign         From net     realized gains
                                            beginning      income         currency         investment    on investment     Return of
Period or Year Ended                       of period      (loss)       related items        income        transactions      Capital
====================================================================================================================================
JNL Aggressive Growth Series
  Year ended 12/31/98                       $14.53       $(0.06)           $8.45            $(0.05)         $(0.78)        $  -
  Year ended 12/31/97                        13.38         0.04             1.65              -              (0.54)           -
  Period from 4/1/96 to 12/31/96             13.13         0.05             1.10             (0.05)          (0.71)          (0.14)
  Period from 5/15/95* to 3/31/96            10.00         0.01             3.53              -              (0.41)           -
------------------------------------------------------------------------------------------------------------------------------------
JNL Global Equities Series
  Year ended 12/31/98                        17.48         0.04             4.66             (0.07)           -               -
  Year ended 12/31/97                        15.20         0.07             2.84              -              (0.63)           -
  Period from 4/1/96 to 12/31/96             13.75         0.03             2.72             (0.08)          (0.90)          (0.32)
  Period from 5/15/95* to 3/31/96            10.00         0.10             4.02              -              (0.37)           -
------------------------------------------------------------------------------------------------------------------------------------
JNL/Alliance Growth Series
  Period from 3/2/98* to 12/31/98            10.00        (0.01)            3.29              -               -               -
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPM International & Emerging
Markets Series
  Period from 3/2/98* to 12/31/98            10.00         0.08            (0.20)            (0.06)           -               -
------------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO Total Return Bond Series
  Period from 3/2/98* to 12/31/98            10.00         0.31             0.26             (0.31)          (0.10)           -
====================================================================================================================================

*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized.
(b) Annualized for the periods ended December 31, 1998, December 31, 1996 and March 31, 1996.
(c) Computed after giving effect to the Adviser's expense reimbursement and fees paid indirectly.


                                                                                       Ratios and Supplemental Data
                                                                          ----------------------------------------------------------
                                                                                             Ratio of        Ratio of
                                          Net asset                        Net assets,     expenses to       income to
                                         value, end      Total Return     end of period    average net      average net    Portfolio
Period or Year Ended                     of period          (a)          (in thousands)    assets (b)(c)   assets (b)(c)    turnover
====================================================================================================================================
JNL Aggressive Growth Series
  Year ended 12/31/98                     $22.09           57.66%         $161,842            1.10%            (0.35)%      114.51%
  Year ended 12/31/97                      14.53           12.67%           78,870            1.10%             0.39%       137.26%
  Period from 4/1/96 to 12/31/96           13.38            8.72%           29,555            1.09%             0.77%        85.22%
  Period from 5/15/95* to 3/31/96          13.13           35.78%            8,527            1.09%             0.27%       163.84%
------------------------------------------------------------------------------------------------------------------------------------
JNL Global Equities Series
  Year ended 12/31/98                      21.11           26.87%          240,385            1.14%             0.13%        81.46%
  Year ended 12/31/97                      17.48           19.12%          151,050            1.15%             0.33%        97.21%
  Period from 4/1/96 to 12/31/96           15.20           19.99%           48,638            1.14%             0.37%        52.02%
  Period from 5/15/95* to 3/31/96          13.75           41.51%           16,141            1.15%             0.39%       142.36%
------------------------------------------------------------------------------------------------------------------------------------
JNL/Alliance Growth Series
  Period from 3/2/98* to 12/31/98          13.28           32.80%            4,573            0.93%            (8.00)%      136.69%
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPM International & Emerging
Markets Series
  Period from 3/2/98* to 12/31/98           9.82           (1.24)%           4,997            1.13%             0.62%       231.88%
------------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO Total Return Bond Series
  Period from 3/2/98* to 12/31/98          10.16            5.70%            6,133            0.85%             4.95%       269.16%
====================================================================================================================================


                                                     Ratio information assuming
                                                      no expense reimbursement
                                                      or fees paid indirectly
                                                  ------------------------------
                                                   expenses to        income to
                                                   average net       average net
Period or Year Ended                                assets (b)        assets (b)
================================================================================
JNL Aggressive Growth Series
  Year ended 12/31/98                                  1.10%            (0.35)%
  Year ended 12/31/97                                  1.17%             0.32%
  Period from 4/1/96 to 12/31/96                       1.40%             0.46%
  Period from 5/15/95* to 3/31/96                      2.77%            (1.41)%
--------------------------------------------------------------------------------
JNL Global Equities Series
  Year ended 12/31/98                                  1.30%            (0.03)%
  Year ended 12/31/97                                  1.37%             0.11%
  Period from 4/1/96 to 12/31/96                       1.63%            (0.12)%
  Period from 5/15/95* to 3/31/96                      2.25%            (0.71)%
--------------------------------------------------------------------------------
JNL/Alliance Growth Series
  Period from 3/2/98* to 12/31/98                      2.13%            (1.28)%
--------------------------------------------------------------------------------
JNL/JPM International & Emerging
Markets Series
  Period from 3/2/98* to 12/31/98                      2.64%            (0.90)%
--------------------------------------------------------------------------------
JNL/PIMCO Total Return Bond Series
  Period from 3/2/98* to 12/31/98                      1.57%             4.23%
================================================================================


                                                             Income from operations                     Distributions
                                                          -----------------------------  -------------------------------------------
                                                                        Net realized &
                                                                       unrealized gains
                                             Net Asset        Net       on investments                    From net
                                               value,     investment      & foreign       From net     realized gains
                                             beginning      income         currency      investment    on investment    Return of
             Period or Year ended            of period      (loss)      related items      income       transactions     Capital
====================================================================================================================================
JNL/Putnam Growth Series
  Year ended 12/31/98                         $16.99        $(0.01)           $5.94        $(0.01)          $(0.$3)           -
  Year ended 12/31/97                          14.21          0.04             3.07         (0.02)           (0.31)           -
  Period from 4/1/96 to 12/31/96               12.50          0.04             2.12         (0.05)           (0.40)           -
  Period from 5/15/95* to 3/31/96              10.00          0.01             3.66          -               (1.17)           -
------------------------------------------------------------------------------------------------------------------------------------
JNL/Putnam Value Equity Series
  Year ended 12/31/98                          16.82          0.16             1.94         (0.16)           (0.52)           -
  Year ended 12/31/97                          14.50          0.13             3.03         (0.13)           (0.71)           -
  Period from 4/1/96 to 12/31/96               12.77          0.10             1.97         (0.15)           (0.19)           -
  Period from 5/15/95* to 3/31/96              10.00          0.23             2.86         (0.17)           (0.15)           -
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs/JNL Growth & Income Series
  Period from 3/2/98* to 12/31/98              10.00          0.07            (1.00)        (0.07)            -               -
------------------------------------------------------------------------------------------------------------------------------------
Lazard/JNL Small Cap Value Series
  Period from 3/2/98* to 12/31/98              10.00         (0.01)           (1.28)         -                -              (0.01)
------------------------------------------------------------------------------------------------------------------------------------
Lazard/JNL Mid Cap Value Series
  Period from 3/2/98* to 12/31/98              10.00          0.03            (0.79)        (0.03)            -               -
------------------------------------------------------------------------------------------------------------------------------------
PPM America/JNL Money Market Series
  Year ended 12/31/98                           1.00          0.05             -            (0.05)            -               -
  Year ended 12/31/97                           1.00          0.05             -            (0.05)            -               -
  Period from 4/1/96 to 12/31/96                1.00          0.04             -            (0.04)            -               -
  Period from 5/15/95* to 3/31/96               1.00          0.04             -            (0.04)            -               -
------------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers/JNL Balanced Series
  Period from 3/2/98* to 12/31/98              10.00          0.21             0.38         (0.21)            -               -
------------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers/JNL Global Bond Series
  Year ended 12/31/98                          11.12          0.72            (0.45)        (0.72)            -               -
  Year ended 12/31/97                          10.63          0.54             0.59         (0.58)           (0.05)          (0.01)
  Period from 4/1/96 to 12/31/96               10.46          0.42             0.70         (0.69)           (0.26)           -
  Period from 5/15/95* to 3/31/96              10.00          0.81             0.24         (0.56)           (0.03)           -
====================================================================================================================================

*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized.
(b) Annualized for the periods ended December 31, 1998, December 31, 1996 and March 31, 1996.
(c) Computed after giving effect to the Adviser's expense reimbursement and fees paid indirectly.


                                                                                        Ratio and Supplemental Data
                                                                        ------------------------------------------------------------
                                                                                         Ratio of net     Ratio of net
                                                                                           operating       investment
                                            Net asset                    Net assets,      expenses to      income to
                                           value, end    Total Return   end of period     average net      average net     Portfolio
             Period or Year ended           of period        (a)        (in thousands)   assets (b) (c)    assets (b) (c)   turnover
====================================================================================================================================
JNL/Putnam Growth Series
  Year ended 12/31/98                       $22.88         34.93%        $182,097            1.01%         (0.07)%           70.55%
  Year ended 12/31/97                        16.99         21.88%          83,612            1.05%          0.31%           194.81%
  Period from 4/1/96 to 12/31/96             14.21         17.28%          22,804            1.04%          0.94%           184.33%
  Period from 5/15/95* to 3/31/96            12.50         37.69%           2,518            0.95%          0.28%           255.03%
------------------------------------------------------------------------------------------------------------------------------------
JNL/Putnam Value Equity Series
  Year ended 12/31/98                        18.24         12.48%         195,936            1.01%          1.06%            77.80%
  Year ended 12/31/97                        16.82         21.82%         108,565            1.03%          1.43%           112.54%
  Period from 4/1/96 to 12/31/96             14.50         16.25%          17,761            0.85%          2.29%            13.71%
  Period from 5/15/95* to 3/31/96            12.77         31.14%           3,365            0.87%          2.33%            30.12%
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs/JNL Growth & Income Series
  Period from 3/2/98* to 12/31/98             9.00         (9.31)%          4,311            1.08%          1.01%           129.99%
------------------------------------------------------------------------------------------------------------------------------------
Lazard/JNL Small Cap Value Series
  Period from 3/2/98* to 12/31/98             8.70        (12.92)%          4,804            1.20%         (0.04)%           40.15%
------------------------------------------------------------------------------------------------------------------------------------
Lazard/JNL Mid Cap Value Series
  Period from 3/2/98* to 12/31/98             9.21         (7.64)%          4,731            1.13%          0.34%            70.72%
------------------------------------------------------------------------------------------------------------------------------------
PPM America/JNL Money Market Series
  Year ended 12/31/98                         1.00          4.99%          56,349            0.74%          4.87%             -
  Year ended 12/31/97                         1.00          5.01%          41,808            0.75%          4.92%             -
  Period from 4/1/96 to 12/31/96              1.00          3.61%          23,752            0.75%          4.75%             -
  Period from 5/15/95* to 3/31/96             1.00          4.59%           6,816            0.75%          5.06%             -
------------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers/JNL Balanced Series
  Period from 3/2/98* to 12/31/98            10.38          5.91%           3,297            0.95%          3.49%           128.41%
------------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers/JNL Global Bond Series
  Year ended 12/31/98                        10.67          2.46%          48,167            1.00%          7.05%           261.87%
  Year ended 12/31/97                        11.12         10.66%          36,725            1.00%          6.83%           134.55%
  Period from 4/1/96 to 12/31/96             10.63         10.68%          12,483            0.99%          7.52%           109.85%
  Period from 5/15/95* to 3/31/96            10.46         10.74%           6,380            1.00%          9.01%           152.89%
====================================================================================================================================

                                                     Ratio information assuming
                                                     no expense reimbursement
                                                     or fees paid indirectly
                                                --------------------------------
                                                                   Ratio of net
                                                   Ratio of          investment
                                                 expenses to        income to
                                                  average net       average net
             Period or Year ended                 assets (b)         assets (b)
================================================================================
JNL/Putnam Growth Series
  Year ended 12/31/98                               1.01%            (0.07)%
  Year ended 12/31/97                               1.05%             0.31%
  Period from 4/1/96 to 12/31/96                    1.27%             0.71%
  Period from 5/15/95* to 3/31/96                   5.38%            (4.15)%
--------------------------------------------------------------------------------
JNL/Putnam Value Equity Series
  Year ended 12/31/98                               1.01%             1.06%
  Year ended 12/31/97                               1.09%             1.37%
  Period from 4/1/96 to 12/31/96                    1.53%             1.61%
  Period from 5/15/95* to 3/31/96                   2.28%             0.91%
--------------------------------------------------------------------------------
Goldman Sachs/JNL Growth & Income Series
  Period from 3/2/98* to 12/31/98                   2.16%            (0.08)%
--------------------------------------------------------------------------------
Lazard/JNL Small Cap Value Series
  Period from 3/2/98* to 12/31/98                   1.89%            (0.73)%
--------------------------------------------------------------------------------
Lazard/JNL Mid Cap Value Series
  Period from 3/2/98* to 12/31/98                   1.85%            (0.38)%
--------------------------------------------------------------------------------
PPM America/JNL Money Market Series
  Year ended 12/31/98                               0.75%             4.86%
  Year ended 12/31/97                               0.76%             4.91%
  Period from 4/1/96 to 12/31/96                    0.85%             4.65%
  Period from 5/15/95* to 3/31/96                   1.30%             4.51%
--------------------------------------------------------------------------------
Salomon Brothers/JNL Balanced Series
  Period from 3/2/98* to 12/31/98                   2.38%             2.06%
--------------------------------------------------------------------------------
Salomon Brothers/JNL Global Bond Series
  Year ended 12/31/98                               1.01%             7.04%
  Year ended 12/31/97                               1.07%             6.76%
  Period from 4/1/96 to 12/31/96                    1.44%             7.07%
  Period from 5/15/95* to 3/31/96                   2.14%             7.87%
================================================================================


                                                               Income from Operations                     Distributions
                                                             -----------------------------   ---------------------------------------
                                                                           Net realized &
                                                                          unrealized gains
                                                 Net Asset      Net        on investments                    From net
                                                  value,     investment      & foreign        From net    realized gains
                                                 beginning     income         currency       investment    on investment   Return of
Period or Year ended                             of period     (loss)      related items       income      transactions      Capital
====================================================================================================================================
Salomon Brothers/JNL High Yield Bond Series
  Period from 3/2/98* to 12/31/98                $10.00       $0.54          $(0.41)         $(0.54)         $ -                -
------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price/JNL International Equity
Investment Series
  Year ended 12/31/98                             12.09        0.16            1.58           (0.19)          (0.02)            -
  Year ended 12/31/97                             12.08        0.09            0.23           (0.08)          (0.23)            -
  Period from 4/1/96 to 12/31/96                  11.25        0.06            0.90           (0.12)          (0.01)            -
  Period from 5/15/95* to 3/31/96                 10.00        0.04            1.21            -               -                -
------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price/JNL Mid-Cap Growth Series
  Year ended 12/31/98                             17.37       (0.07)           3.80            -              (0.67)            -
  Year ended 12/31/97                             14.89       (0.03)           2.74            -              (0.23)            -
  Period from 4/1/96 to 12/31/96                  13.43       (0.05)           1.92           (0.05)          (0.36)            -
  Period from 5/15/95* to 3/31/96                 10.00        0.06            3.90            -              (0.53)            -
====================================================================================================================================

*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized.
(b) Annualized for the periods ended December 31, 1998, December 31, 1996 and March 31, 1996.
(c) Computed after giving effect to the Adviser's expense reimbursement and fees paid indirectly.

                                                                                         Ratios and Supplemental Data
                                                                          ----------------------------------------------------------
                                              Net asset                     Net assets,    expenses to       income to
                                             value, end    Total Return    end of period   average net      average net    Portfolio
Period or Year ended                          of period        (a)         (in thousands) assets (b)(c)    assets (b)(c)    turnover
====================================================================================================================================

Salomon Brothers/JNL High Yield Bond Series
  Period from 3/2/98* to 12/31/98             $9.59          1.32%             $7,388          0.95%            7.80%        37.45%
------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price/JNL International Equity
Investment Series
  Year ended 12/31/98                         13.62         14.43%             70,927          1.23%            0.88%        16.39%
  Year ended 12/31/97                         12.09          2.65%             78,685          1.24%            0.74%        18.81%
  Period from 4/1/96 to 12/31/96              12.08          8.54%             48,204          1.25%            1.09%         5.93%
  Period from 5/15/95* to 3/31/96             11.25         12.50%             24,211          1.25%            0.78%        16.45%
------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price/JNL Mid-Cap Growth Series
  Year ended 12/31/98                         20.43         21.49%            189,636          1.04%           (0.37)%       50.92%
  Year ended 12/31/97                         17.37         18.21%            127,052          1.06%           (0.26)%       41.43%
  Period from 4/1/96 to 12/31/96              14.89         13.91%             47,104          1.10%           (0.18)%       25.05%
  Period from 5/15/95* to 3/31/96             13.43         40.06%             10,545          1.10%            0.82%        66.04%
====================================================================================================================================

                                                   Ratio information assuming
                                                    no expense reimbursement
                                                    or fees paid indirectly
                                                  ------------------------------
                                                                   Ratio of net
                                                   Ratio of         investment
                                                  expenses to       income to
                                                  average net      average net
Period or Year ended                              assets (b)        assets (b)
================================================================================
Salomon Brothers/JNL High Yield Bond Series
  Period from 3/2/98* to 12/31/98                  1.39%            7.36%
--------------------------------------------------------------------------------
T. Rowe Price/JNL International Equity
Investment Series
  Year ended 12/31/98                              1.28%            0.83%
  Year ended 12/31/97                              1.32%            0.66%
  Period from 4/1/96 to 12/31/96                   1.29%            1.05%
  Period from 5/15/95* to 3/31/96                  2.14%           (0.11)%
--------------------------------------------------------------------------------
T. Rowe Price/JNL Mid-Cap Growth Series
  Year ended 12/31/98                              1.04%           (0.37)%
  Year ended 12/31/97                              1.06%           (0.26)%
  Period from 4/1/96 to 12/31/96                   1.14%           (0.22)%
  Period from 5/15/95* to 3/31/96                  2.10%           (0.18)%
================================================================================

                                   PROSPECTUS

                                   MAY 1, 1999

                                JNL SERIES TRUST

You can find more information about the Trust in:

         o The Trust's STATEMENT OF INFORMATION (SAI) dated May 1, 1999, which contains further information about the Trust and the Series, particularly their investment practices and restrictions. The current SAI is on file with the Securities and Exchange Commission
              (SEC) and is incorporated into the Prospectus by reference (which means the SAI is legally part of the Prospectus).

         o The Trust's ANNUAL AND SEMI-ANNUAL REPORTS to shareholders, which show the Series' actual investments and include financial statements as of the close of the particular annual or semi-annual period. The Annual Report also discusses the market conditions and investment strategies that significantly affected each Series' performance during the year covered by the report.

You can obtain a copy of the current SAI or the most recent Annual or Semi-Annual Reports without charge, or make other inquiries, by calling (800) 766-4683, or writing the JNL Series Trust Service Center, P.O. Box 378002, Denver, Colorado 80237-8003.

You can also obtain information about the Trust (including its current SAI and most recent Annual and Semi-Annual Reports) from the SEC's Internet site (http://www.sec.gov) and from the SEC's Public Reference Room in Washington, D.C. You can find out about the operation of the Public Reference Room and copying charges by calling (800) SEC-0330.

                                        The Trust's SEC file number is: 811-8894